[NATIONS FUNDS LOGO]                                           [GRAPHIC OF TREE]

                                                  INVESTMENTS FOR A LIFETIME(SM)

                                INTERNATIONAL             Nations
                                        STOCK             International
                                        FUNDS             Equity Fund

                                                          Nations
                                                          International
                                                          Growth Fund

                                                          Nations
                                                          Pacific Growth
                                                          Fund

SEMI-ANNUAL REPORT FOR THE PERIOD                         Nations
ENDED SEPTEMBER 30, 1998                                  Emerging Markets
                                                          Fund

                     [BACKGROUND GRAPHIC DEPICTING BASKETS]


THIS REPORT IS SUBMITTED FOR
THE GENERAL INFORMATION OF
SHAREHOLDERS OF NATIONS FUNDS.
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A CURRENT NATIONS
FUNDS PROSPECTUS.

NATIONS FUNDS DISTRIBUTOR: STEPHENS INC.
STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, N.A., IS NOT A BANK,
AND SECURITIES OFFERED BY IT ARE NOT
GUARANTEED BY ANY BANK OR INSURED BY THE
FDIC. STEPHENS INC., MEMBER NYSE, SIPC.

NATIONS FUNDS INVESTMENT ADVISORS
NATIONSBANC ADVISORS, INC.

     -----------------
         NOT FDIC-
          INSURED
     -----------------
       MAY LOSE VALUE
     -----------------
     NO BANK GUARANTEE
     -----------------

NATIONS FUNDS

DEAR SHAREHOLDER:

We are pleased to report to you on the activities and investment results of the Nations Funds international mutual funds for the six months ending September 30, 1998.

The last six months have seen a marked change in global financial conditions. By the end of the period, all of the major equity markets had fallen steeply, losing much or all of the gains achieved earlier in the year. Economic growth moderated to about 2.5% in Continental Europe and around 2.0% in the U.K. At the same time, interest rates in the U.S. have fallen, leading to a pronounced rise in the value of the Deutschmark and other European currencies against the dollar. The value of the yen, in contrast, has stayed more or less level with the dollar over the period. The economies of Asia and Japan have continued to contract and bankruptcies are widespread. Latin America, meanwhile, has suffered from 'contagion' effects and markets in that region have also fallen.*

During this period, many investment managers withdrew from the smaller markets of Asia and maintained substantially underweight stances in Japan. In the major Western markets, they carefully considered the effects on future earnings prospects and valuations of the slowdown in Asia, the Russian debt default in August and the problems in Latin America. In Europe, progress on the European single currency, a wave of merger activity across many sectors and reasonable growth helped to buoy equity markets earlier in the period; this was offset by sharp falls following the Russian debt default in August. Foreign bank stocks were hit particularly hard -- not only because of the exposure of some to Russia, but also to Asia and Latin America. Meanwhile, the slow rate of progress on banking reform in Japan was particularly discouraging with the election of a new government in July providing little solace. And, political turmoil throughout Asia -- particularly in Indonesia and Malaysia -- served to further undermine investor confidence.

Looking forward, we continue to be concerned about the outlook for corporate profits given the continuing recession in Asia (and now potentially Latin America) and the slowdown in the U.K. The longer term outlook for equities globally now rests upon the timeliness of central banks' lowering of interest rates. While lower earnings are likely in the short-term, very low rates of inflation, indeed some expect deflation, allow considerable room for monetary and fiscal stimulation. Overall, in our view, 1999 looks likely to be a year of consolidation with low growth and falling interest rates. 2000 holds the prospect of a global recovery. Continental Europe, we believe, offers the best prospects, as it is behind the U.S. and U.K. in the current economic cycle. The U.K., with its inverted yield curve as evidence of tight current monetary conditions, offers the best prospect for cuts in short-term interest rates, particularly given the longer term expectation that it will join the Euro bloc at some stage. Asia, albeit facing a lengthy period of recovery, should bottom while Latin America, particularly Brazil, should make significant progress if it successfully addresses its budgetary imbalances.

Sincerely,

/s/ A. Max Walker
A. MAX WALKER
President and Chairman of the Board

/s/ Robert H. Gordon
ROBERT H. GORDON
President, NationsBanc Advisors, Inc.

September 30, 1998

*Source for all statistical information: Gartmore Global Partners.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table
Of
Contents

                                     FINANCIAL STATEMENTS
                                     Statements of Net Assets                                        2
                                     Statements of Operations                                       20
                                     Statements of Changes in Net Assets                            21
                                     Schedules of Capital Stock Activity                            24
                                     Financial Highlights                                           30
                                     Notes to Financial Statements                                  40

NATIONS FUNDS
Nations International Equity Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                          VALUE
   SHARES                                                 (000)
-----------------------------------------------------------------
                COMMON STOCKS -- 88.7%
                ARGENTINA -- 0.4%
      357,000   Perez Companc SA, ADR ...............    $  2,901
                                                         --------
                AUSTRALIA -- 2.8%
      545,791   AMP Ltd. +...........................       6,614
    1,500,000   Foster's Brewing Group Ltd. .........       3,271
      200,000   National Australia Bank Ltd. ........       2,416
      550,000   News Corporation Ltd. (The)..........       3,546
      160,000   Rio Tinto Ltd. ......................       1,936
       60,000   Telstra Corporation Ltd., ADR .......       3,337
                                                         --------
                                                           21,120
                                                         --------
                BRAZIL -- 1.8%
      149,000   Companhia Energetica de Minas Gerais,
                 ADR (CEMIG).........................       3,434
      160,000   Petroleo Brasileiro SA, ADR
                 (Petrobras).........................       1,701
      120,000   Telecomunicacoes Brasileiras SA, ADR
                 (Telebras)..........................       8,280
                                                         --------
                                                           13,415
                                                         --------
                CHILE -- 0.4%
       50,000   Cia de Telecomunicaciones de
                 Chile SA, ADR.......................         956
       85,000   Enersis SA, ADR......................       1,732
                                                         --------
                                                            2,688
                                                         --------
                DENMARK -- 1.4%
      105,000   Tele Danmark A/S.....................      10,435
                                                         --------
                FINLAND -- 1.8%
      172,000   Nokia Oyj, A Shares..................      13,837
                                                         --------
                FRANCE -- 7.6%
       75,000   Axa..................................       6,871
       40,000   Cap Gemini SA .......................       6,129
       12,000   Carrefour SA.........................       7,609
       55,000   Elf Aquitaine SA.....................       6,787
       57,000   Etablissements Economiques du Casino
                 Guichard-Perrachon SA...............       5,751
       45,000   Societe Generale 'A'.................       4,982
       60,000   Suez Lyonnaise des Eaux..............      10,222
       66,000   Total SA, 'B'........................       8,321
                                                         --------
                                                           56,672
                                                         --------
                GERMANY -- 6.9%
        3,180   Bayerische Motoren Werke
                 (BMW) AG, New Shares +..............       1,999
       13,400   Bayerische Motoren Werke
                 (BMW) AG ...........................       8,626
      106,000   HypoVereinsbank .....................       7,807
      100,000   Mannesmann AG........................       9,162
      130,000   VEBA AG..............................       6,773
       25,000   Viag AG..............................      17,186
                                                         --------
                                                           51,553
                                                         --------
                GREAT BRITAIN -- 22.3%
    1,600,000   BG PLC...............................      11,125
      625,000   British American Tobacco PLC +.......       4,657
    1,050,000   British Energy PLC...................      10,291
      500,000   British Land Company PLC (The).......       4,964
      700,000   Diageo PLC...........................       6,664
      300,000   EMAP PLC.............................       4,667

                                                          VALUE
   SHARES                                                 (000)
-----------------------------------------------------------------
                GREAT BRITAIN  -- (CONTINUED)
      402,600   Glaxo Wellcome PLC...................    $ 11,889
      544,000   Kingfisher PLC.......................       5,050
      850,000   Legal & General Group PLC............       9,538
      887,200   Lloyds TSB Group PLC.................       9,940
      500,000   Misys PLC............................       4,412
      380,000   Orange PLC +.........................       3,650
      430,000   Pearson PLC..........................       8,005
      400,000   Railtrack Group PLC..................      11,533
    2,700,000   Shell Transport and Trading
                 Company.............................      16,353
      941,830   SmithKline Beecham PLC...............      10,360
      910,740   Southern Electric PLC................      10,204
    1,500,000   Unilever PLC.........................      12,840
      900,000   Vodafone Group PLC...................      10,451
                                                         --------
                                                          166,593
                                                         --------
                GREECE -- 0.4%
      105,556   Hellenic Telecommunication
                 Organization SA (OTE)...............       2,531
       16,320   National Bank of Greece SA, GDR +....         439
                                                         --------
                                                            2,970
                                                         --------
                HONG KONG -- 1.0%
      130,000   Cheung Kong (Holdings) Ltd. .........         602
      368,000   CLP Holdings Ltd. ...................       1,795
      900,000   Hong Kong Telecommunications Ltd. ...       1,771
       57,800   HSBC Holdings PLC....................       1,059
      330,000   Hutchison Whampoa Ltd. ..............       1,738
      188,000   Swire Pacific Ltd. 'A'...............         592
                                                         --------
                                                            7,557
                                                         --------
                HUNGARY -- 0.1%
       32,000   MOL Magyar Olaj-es Gazipari Rt,
                 GDR.................................         615
                                                         --------
                IRELAND -- 4.4%
    1,350,001   Bank of Ireland .....................      24,009
      121,750   Elan Corporation PLC, ADR +..........       8,774
                                                         --------
                                                           32,783
                                                         --------
                ITALY -- 4.7%
    4,250,000   Banca di Roma +......................       7,595
    1,200,000   Credito Italiano SpA.................       5,002
      750,000   ENI SpA .............................       4,598
       70,000   ENI SpA, ADR ........................       4,288
    2,000,000   Telecom Italia SpA...................      13,783
                                                         --------
                                                           35,266
                                                         --------
                JAPAN -- 9.2%
    1,056,000   Daifuku Company Ltd. ................       3,898
      678,000   Fujitsu Ltd. ........................       5,860
      122,000   Fujitsu Support and Service Inc. ....       4,647
      210,000   Honda Motor Company Ltd. ............       6,383
    1,210,000   Mycal Corporation....................       6,913
      108,300   Nidec Corporation....................       8,472
        1,100   Nippon Telegraph & Telephone
                 Corporation (NTT)...................       8,017
      106,000   Promise Company Ltd. ................       4,775
       87,100   Sony Corporation.....................       6,054
      240,000   Takeda Chemical Industries...........       6,416
      393,400   Tokyo Electric Power.................       7,521
                                                         --------
                                                           68,956
                                                         --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Equity Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                          VALUE
   SHARES                                                 (000)
-----------------------------------------------------------------
                MEXICO -- 2.5%
      325,000   Carso Global Telecom, ADR............    $  1,586
      440,000   Cifra SA de CV, ADR..................       5,663
      780,000   Grupo Carso SA de CV, ADR............       4,680
      150,000   Grupo Televisa SA, GDR +.............       2,897
      210,000   Panamerican Beverages Inc., Class
                 A...................................       3,741
                                                         --------
                                                           18,567
                                                         --------
                THE NETHERLANDS -- 5.7%
       90,000   AEGON NV.............................       7,135
      140,000   Akzo Nobel NV........................       4,980
      140,000   Fortis Amev NV.......................       7,865
      200,000   ING Groep NV.........................       9,016
      458,000   Koninklijke Ahold NV.................      13,691
                                                         --------
                                                           42,687
                                                         --------
                PORTUGAL -- 0.9%
      180,000   Portugal Telecom SA..................       6,556
                                                         --------
                SINGAPORE -- 0.4%
    1,800,000   Singapore Technologies Engineering
                 Ltd. ...............................       1,727
    1,000,000   Singapore Telecommunications Ltd. ...       1,671
                                                         --------
                                                            3,398
                                                         --------
                SOUTH KOREA -- 0.2%
      167,000   SK Telecom Company Ltd., ADR.........       1,179
                                                         --------
                SPAIN -- 4.1%
      390,000   Banco Central Hispanoamericano
                 (BCH)...............................       3,613
      360,000   Banco Santander SA...................       5,453
      300,000   Telefonica SA........................      10,949
      700,000   Union Electrica Fenosa SA............      10,480
                                                         --------
                                                           30,495
                                                         --------
                SWEDEN -- 1.5%
      330,000   ForeningsSparbanken AB...............       7,578
      200,000   Telefonaktiebolaget LM Ericsson
                 'B' ................................       3,776
                                                         --------
                                                           11,354
                                                         --------
                SWITZERLAND -- 7.3%
        6,700   Nestle SA............................      13,367
       10,360   Novartis.............................      16,654
        1,300   Roche Holding AG.....................      14,032
       20,000   UBS AG...............................       3,912
       13,000   Zurich Allied AG ....................       6,781
                                                         --------
                                                           54,746
                                                         --------
                TAIWAN -- 0.1%
       67,000   Advanced Semi Conductor Engineering
                 GDR +...............................         610
                                                         --------
                UNITED STATES -- 0.8%
      173,200   Global TeleSystems Group Inc. +......       5,846
                                                         --------
                TOTAL COMMON STOCKS
                 (Cost $647,844).....................     662,799
                                                         --------
                INVESTMENT COMPANIES -- 14.0%
                TAIWAN -- 0.2%
      100,000   Taiwan American Fund Ltd. ...........       1,300
                                                         --------

                                                          VALUE
   SHARES                                                 (000)
-----------------------------------------------------------------
                UNITED STATES -- 13.8%
  103,290,785   Nations Cash Reserves (b)............    $103,291
                                                         --------
                TOTAL INVESTMENT COMPANIES
                (Cost $104,637)......................     104,591
                                                         --------
                PREFERRED STOCKS -- 1.3%
                BRAZIL -- 0.5%
      245,000   Companhia Vale do Rio Doce, ADR......       3,582
                                                         --------
                GERMANY -- 0.8%
       12,450   SAP AG (Systeme, Anwendungen,
                 Produkte in der Datenverarbeitung)..       5,912
                                                         --------
                TOTAL PREFERRED STOCKS
                 (Cost $7,697).......................       9,494
                                                         --------

  PRINCIPAL
   AMOUNT
    (000)
 ------------
                CONVERTIBLE BOND -- 0.4% (Cost $6,388)
                CAYMAN ISLANDS -- 0.4%
JPY 1,025,000   STB Cayman Capital Ltd.,
                 0.500% 10/01/07.....................       3,510
                                                         --------
   SHARES
 ------------
                RIGHTS -- 0.0%# (Cost $0)
                SPAIN -- 0.0%#
      560,000   Banco Santander SA +.................           4
                                                         --------

                TOTAL INVESTMENTS
                 (Cost $766,566(a))...........  104.4%   780,398
                                                         --------
                OTHER ASSETS AND LIABILITIES
                 (NET)........................   (4.4)
                Cash..................................     77,692
                Receivable for investments sold.......     49,130
                Receivable for forward foreign
                 currency contracts...................     21,307
                Dividends receivable..................      3,217
                Receivable for Fund shares sold.......        309
                Other assets..........................      1,389
                Collateral on securities loaned.......   (103,291)
                Payable for investments purchased.....    (46,838)
                Payable for forward foreign currency
                 contracts............................    (32,833)
                Payable for Fund shares redeemed......       (922)
                Investment advisory fee payable.......       (569)
                Administration fee payable............        (64)
                Shareholder servicing and distribution
                 fee payable..........................       (155)
                Accrued directors' fees payable.......        (52)
                Accrued expenses and other
                 liabilities..........................     (1,340)
                                                         --------
                TOTAL OTHER ASSETS AND
                 LIABILITIES (NET)....................    (33,020)
                                                         --------
                NET ASSETS....................  100.0%   $747,378
                                                ======   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Equity Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
                NET ASSET VALUE, OFFERING AND
                 REDEMPTION PRICE PER SHARE
                Primary A Shares:
                ($709,523,000/55,269,233 shares
                 outstanding).........................     $12.84
                                                         ========
                Primary B Shares:
                ($0/1 share outstanding)..............     $12.83
                                                         ========
                Investor A Shares:
                ($9,836,000/772,963 shares
                 outstanding).........................     $12.73
                                                         ========
                Investor B Shares:
                ($27,251,000/2,165,645 shares
                 outstanding)**.......................     $12.58
                                                         ========
                Investor C Shares:
                ($768,000/61,956 shares
                 outstanding).........................     $12.40
                                                         ========
                AT SEPTEMBER 30, 1998, NET ASSETS
                 CONSIST OF:
                Paid-in capital.......................   $669,177
                Distributions in excess of net
                 investment income....................     (5,750)
                Accumulated net realized gain on
                 investments sold, forward foreign
                 currency contracts, foreign
                 currencies and net other assets......     70,234
                Unrealized appreciation of
                 investments, forward foreign currency
                 contracts, foreign currencies and net
                 other assets.........................     13,717
                                                         --------
                NET ASSETS                               $747,378
                                                         ========

---------------

 (a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $81,148,000 and gross depreciation of $67,316,000 for Federal income tax purposes. At September 30, 1998, the aggregate cost of securities for Federal income tax purposes was $663,275,000.

 (b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. Represents cash collateral received from securities lending activity (Note 11).

  + Non-income producing security.

  # Amount represents less than 0.1%.

  * Amount represents less than $500.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Equity Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

At September 30, 1998, sector diversification was as follows:

                                                              % OF NET           VALUE
                   SECTOR DIVERSIFICATION                      ASSETS            (000)
----------------------------------------------------------------------------------------
COMMON STOCKS:
Services....................................................     27.2%          $203,388
Finance.....................................................     20.4            152,514
Consumer goods..............................................     18.2            135,650
Energy......................................................     15.1            112,820
Capital equipment...........................................      6.2             46,241
Materials...................................................      0.9              6,911
Multi-industry..............................................      0.7              5,275
                                                               ------           --------
TOTAL COMMON STOCKS.........................................     88.7            662,799
INVESTMENT COMPANIES........................................     14.0            104,591
PREFERRED STOCKS............................................      1.3              9,494
CONVERTIBLE BOND............................................      0.4              3,510
RIGHTS......................................................      0.0#                 4
                                                               ------           --------
TOTAL INVESTMENTS...........................................    104.4            780,398
OTHER ASSETS AND LIABILITIES (NET)..........................     (4.4)           (33,020)
                                                               ------           --------
NET ASSETS..................................................    100.0%          $747,378
                                                               ======           ========

---------------

# Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                         VALUE
   SHARES                                                (000)
-----------------------------------------------------------------
                COMMON STOCKS -- 82.3%
                AUSTRALIA -- 5.1%
      250,330   AMP Ltd. +.........................    $    3,033
      600,000   Colonial Ltd. .....................         1,695
      541,000   News Corporation Ltd. (The)........         3,488
      350,000   Southern Pacific Petroleum NL +....           373
       64,600   Telstra Corporation Ltd., ADR......         3,593
                                                       ----------
                                                           12,182
                                                       ----------
                BRAZIL -- 0.8%
       30,000   Telecomunicacoes Brasileiras SA,
                 ADR (Telebras)....................         2,070
                                                       ----------
                FRANCE -- 12.5%
       20,000   Accor SA...........................         4,197
       40,000   Alcatel............................         3,557
       20,000   Elf Aquitaine SA...................         2,468
       10,000   L'OREAL............................         4,652
       15,000   Promodes...........................         9,145
       30,000   Synthelabo.........................         5,534
                                                       ----------
                                                           29,553
                                                       ----------
                GERMANY -- 7.9%
       60,000   Deutsche Pfandbrief-und
                 Hypothekenbank AG.................         4,312
       50,000   HypoVereinsbank....................         3,683
       71,000   Mannesmann AG......................         6,505
       10,000   SAP AG (Systeme, Anwendungen,
                 Produkte in der
                 Datenverarbeitung)................         4,240
                                                       ----------
                                                           18,740
                                                       ----------
                GREAT BRITAIN -- 16.2%
      394,702   Amvescap PLC.......................         2,266
    1,426,000   Astec (BSR) PLC....................         1,188
    1,500,000   Azlan Group PLC +..................         1,109
      650,000   Bank of Scotland...................         6,205
      305,381   Granada Group PLC..................         3,842
      253,369   Hyder PLC..........................         4,021
        3,984   Reckitt & Colman PLC...............            59
      500,000   Securicor PLC......................         3,288
      700,000   Shell Transport and Trading
                 Company...........................         4,240
      506,273   SmithKline Beecham PLC.............         5,569
      412,894   Standard Chartered PLC.............         2,913
      800,000   WPP Group PLC......................         3,689
                                                       ----------
                                                           38,389
                                                       ----------
                IRELAND -- 4.2%
      267,610   Bank of Ireland....................         4,759
      408,991   CRH PLC............................         5,165
                                                       ----------
                                                            9,924
                                                       ----------
                ITALY -- 2.9%
    1,000,000   Telecom Italia SpA.................         6,891
                                                       ----------

                                                         VALUE
   SHARES                                                (000)
-----------------------------------------------------------------
                JAPAN -- 7.7%
       50,000   Fujitsu Support and Service
                 Inc. .............................    $    1,904
       50,000   Ito-Yokado Company Ltd. ...........         2,381
      300,000   Kao Corporation....................         4,790
      300,000   Matsushita Electric Industrial
                 Company Ltd. .....................         4,076
      500,000   Toppan Printing Company Ltd. ......         5,131
                                                       ----------
                                                           18,282
                                                       ----------
                MEXICO -- 0.4%
       50,000   Panamerican Beverages Inc., Class
                 A.................................           891
                                                       ----------
                THE NETHERLANDS -- 7.9%
      134,506   Getronics NV.......................         6,106
      100,000   ING Groep NV.......................         4,508
      241,775   Koninklijke Numico NV..............         8,229
                                                       ----------
                                                           18,843
                                                       ----------
                PORTUGAL -- 0.8%
       50,000   Portugal Telecom SA................         1,821
                                                       ----------
                SOUTH KOREA -- 0.0%#
          134   Samsung Electronics, GDR 1/2
                 Vtg. ++...........................             2
                                                       ----------
                SPAIN -- 6.4%
      200,000   Endessa SA.........................         4,509
      100,000   Gas Natural SDG SA.................         6,975
       85,000   Repsol SA..........................         3,593
                                                       ----------
                                                           15,077
                                                       ----------
                SWEDEN -- 2.9%
      200,000   Atlas Copco AB 'A'.................         4,210
       42,000   Atlas Copco AB 'B'.................           884
      100,000   Telefonaktiebolaget LM Ericsson
                 'B'...............................         1,888
                                                       ----------
                                                            6,982
                                                       ----------
                SWITZERLAND -- 6.6%
        3,856   Nestle SA..........................         7,693
        5,000   Novartis...........................         8,038
                                                       ----------
                                                           15,731
                                                       ----------
                TOTAL COMMON STOCKS
                 (Cost $151,153)...................       195,378
                                                       ----------
                INVESTMENT COMPANY -- 10.0%
                 (Cost $23,758)
   23,758,037   Nations Cash Reserves(b)...........        23,758
                                                       ----------
                PREFERRED STOCK -- 2.4%
                 (Cost $2,913)
                GERMANY -- 2.4%
       75,000   Henkel KGaA........................         5,684
                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                 VALUE
    (000)                                                 (000)
-----------------------------------------------------------------
                BOND -- 0.2% (Cost $411)
                FRANCE -- 0.2%
USD       453   Promodes, Series XW,
                 3.500% 07/24/03.....................    $    485
                                                         --------

                TOTAL INVESTMENTS (Cost
                 $178,235(a))................   94.9%    225,305
                                                        --------
                OTHER ASSETS AND LIABILITIES
                 (NET).......................    5.1
                                               ------
                Cash.................................     25,493
                Receivable for investments sold......     13,346
                Dividends receivable.................      1,112
                Other assets.........................        358
                Collateral for securities loaned.....    (23,758)
                Payable for investments purchased....     (4,102)
                Investment advisory fee payable......       (160)
                Administration fee payable...........        (20)
                Shareholder servicing and
                 distribution fee payable............        (17)
                Accrued directors' fees payable......         (3)
                Accrued expenses and other
                 liabilities.........................       (215)
                                                        --------
                TOTAL OTHER ASSETS AND LIABILITIES
                 (NET)...............................     12,034
                                                        --------
                NET ASSETS...................  100.0%   $237,339
                                               ======   ========
                NET ASSET VALUE, OFFERING AND
                 REDEMPTION PRICE PER SHARE
                Primary A Shares:
                ($215,887,000/13,124,565 shares
                 outstanding)........................     $16.45
                                                        ========
                Investor A Shares:
                ($20,461,000/1,259,211 shares
                 outstanding)........................     $16.25
                                                        ========
                Investor B Shares:
                ($595,000/36,947 shares outstanding)
                 **..................................     $16.09
                                                        ========
                Investor C Shares:
                ($396,000/24,101 shares
                 outstanding)........................     $16.44
                                                        ========

----------------------------------------------------------------
                                                         VALUE
                                                         (000)
                AT SEPTEMBER 30, 1998, NET ASSETS
                 CONSIST OF:
                Paid-in capital......................   $137,030
                Distributions in excess of net
                 investment income...................     (5,663)
                Accumulated net realized gain on
                 investments sold, forward foreign
                 currency contracts, foreign
                 currencies and net other assets.....     58,907
                Unrealized appreciation of
                 investments, forward foreign
                 currency contracts, foreign
                 currencies and net other assets.....     47,065
                                                        --------
                NET ASSETS                              $237,339
                                                        ========

---------------

 (a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $60,573 and gross depreciation of $13,503 for Federal income tax purposes. At September 30, 1998, the aggregate cost of securities for Federal income tax purposes was $154,477.

 (b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. Represents cash collateral received from securities lending activity (Note 11).

  + Non-income producing security.

 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  # Amount represents less than 0.1%.

  * Amount represents less than $500.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

At September 30, 1998, sector diversifications was as follows:

                                                              % OF NET           VALUE
                   SECTOR DIVERSIFICATION                      ASSETS            (000)
----------------------------------------------------------------------------------------
COMMON STOCKS:
Services....................................................    30.9%           $ 73,399
Consumer goods..............................................    20.9              49,495
Finance.....................................................    14.0              33,346
Energy......................................................     9.4              22,246
Capital equipment...........................................     4.9              11,727
Materials...................................................     2.2               5,165
                                                               -----            --------
TOTAL COMMON STOCKS.........................................    82.3             195,378
INVESTMENT COMPANY..........................................    10.0              23,758
PREFERRED STOCK.............................................     2.4               5,684
CONVERTIBLE BOND............................................     0.2                 485
                                                               -----            --------
TOTAL INVESTMENTS...........................................    94.9             225,305
OTHER ASSETS AND LIABILITIES (NET)..........................     5.1              12,034
                                                               -----            --------
NET ASSETS..................................................   100.0%           $237,339
                                                               =====            ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Value Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                           VALUE
 SHARES                                                    (000)
------------------------------------------------------------------
            COMMON STOCKS -- 95.8%
            ARGENTINA -- 2.8%
  129,250   YPF SA, ADR...............................    $  3,361
                                                          --------
            AUSTRIA -- 0.6%
   24,860   EVN, ADR..................................         742
                                                          --------
            BRAZIL -- 5.9%
  165,000   Banco Bradesco SA, ADR....................         966
  271,050   Centrais Electricas Brasileiras SA, ADR
             (Electrobras)............................       2,846
   20,575   Centrais Geradoras do Sul do Brasil SA,
             ADR (Gerasul)............................         108
  179,400   Companhia Cervejaria Brahma, ADR..........       1,402
  137,000   Petroleo Brasileiro SA, ADR (Petrobras)...       1,099
    8,800   Telecomunicacoes Brasileiras SA, ADR
             (Telebras)...............................         607
                                                          --------
                                                             7,028
                                                          --------
            DENMARK -- 7.4%
   31,410   Den Danske Bank, ADR......................       3,559
  110,650   Tele Danmark A/S, ADR.....................       5,325
                                                          --------
                                                             8,884
                                                          --------
            FRANCE -- 10.5%
   10,500   Cie Financiere de Paribas.................         566
  106,600   Danone, ADR...............................       5,609
   53,600   Elf Aquitaine, ADR........................       3,333
   47,300   PSA Peugeot Citroen, ADR..................       2,019
   47,200   Societe Generale, ADR.....................       1,045
                                                          --------
                                                            12,572
                                                          --------
            GERMANY -- 7.3%
   21,200   Daimler-Benz AG, ADR......................       1,737
  225,600   Deutsche Telekom AG.......................       7,011
                                                          --------
                                                             8,748
                                                          --------
            GREAT BRITAIN -- 14.3%
   91,000   BOC Group PLC.............................       1,129
   63,200   British Steel PLC, ADR....................       1,150
  410,283   BTR PLC, ADR..............................       2,949
  166,140   Coats Viyella PLC, ADR....................         300
  135,451   Diageo PLC, ADR...........................       4,910
   21,100   HSBC Holdings PLC, ADR....................       3,867
   45,200   Imperial Chemical Industries PLC, ADR.....       1,435
  108,000   Royal & Sun Alliance Insurance Group PLC..         936
   20,000   Tate & Lyle PLC, ADR......................         443
                                                          --------
                                                            17,119
                                                          --------
            HONG KONG -- 8.6%
  999,000   Citic Pacific Ltd. .......................       1,753
  186,000   Hutchison Whampoa Ltd., ADR...............       4,897
  283,900   Jardine Matheson Holdings Ltd., ADR.......         582
  950,500   Swire Pacific Ltd. 'A', ADR...............       2,993
                                                          --------
                                                            10,225
                                                          --------

------------------------------------------------------------------
                                                           VALUE
 SHARES                                                    (000)
            ITALY -- 3.7%
   65,610   Telecom Italia SpA, ADR...................    $  4,396
                                                          --------
            JAPAN -- 16.7%
  109,000   Hitachi Ltd., ADR.........................       4,728
  304,000   Komatsu Ltd. .............................       1,414
   67,800   Kyocera Corporation, ADR .................       2,949
   17,900   Matsushita Electric Industrial Company
             Ltd., ADR................................       2,417
1,213,000   Mitsubishi Heavy Industries Ltd. .........       4,149
  282,000   Nippon Oil Company........................         744
   81,200   Tokio Marine & Fire Insurance Company Ltd.
             (The), ADR...............................       3,613
                                                          --------
                                                            20,014
                                                          --------
            MEXICO -- 2.7%
   73,525   Telefonos de Mexico 'L', ADR .............       3,253
                                                          --------
            THE NETHERLANDS -- 4.2%
   75,280   ING Groep NV, ADR ........................       3,303
   55,790   KPN NV, ADR...............................       1,674
                                                          --------
                                                             4,977
                                                          --------
            SINGAPORE -- 1.8%
  136,430   Development Bank of Singapore Ltd., ADR...       2,203
                                                          --------
            SOUTH AFRICA -- 2.5%
  212,000   De Beers, ADR.............................       2,663
  131,700   Iscor Ltd., ADR ..........................         294
                                                          --------
                                                             2,957
                                                          --------
            SOUTH KOREA -- 1.5%
  144,000   Korea Electric Power Corporation, ADR ....       1,296
   36,900   Pohang Iron & Steel Company Ltd., ADR.....         510
                                                          --------
                                                             1,806
                                                          --------
            SPAIN -- 0.8%
   23,400   Corporacion Bancaria de Espana SA, ADR
             (Argentaria).............................         917
                                                          --------
            SWITZERLAND -- 2.9%
   35,300   Nestle SA, ADR............................       3,512
                                                          --------
            VENEZUELA -- 1.6%
  113,200   Cia Anonima Nacional Telefonos de
             Venezuela, ADR (CANTV)...................       1,924
                                                          --------
            TOTAL COMMON STOCKS
             (Cost $138,138)..........................     114,638
                                                          --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Value Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                           VALUE
 SHARES                                                    (000)
------------------------------------------------------------------
            INVESTMENT COMPANY -- 22.0%
             (Cost $26,268)
            UNITED STATES -- 22.0%
26,267,892  Nations Cash Reserves (b) ................    $ 26,268
                                                          --------

            TOTAL INVESTMENTS
             (Cost $164,406(a))...............  117.8%    140,906
                                                         --------
            OTHER ASSETS AND LIABILITIES
             (NET)............................  (17.8)
                                                ------
            Cash......................................   $      1
            Dividends receivable......................        510
            Receivable for Fund shares sold...........      1,547
            Other assets..............................        662
            Collateral for securities loaned..........    (23,056)
            Payable for Fund shares redeemed..........       (338)
            Investment advisory fee payable...........       (453)
            Administration fee payable................        (12)
            Shareholder servicing and distribution fee
             payable..................................         (9)
            Accrued directors' fees payable...........        (20)
            Accrued expenses and other liabilities....       (141)
                                                         --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)..    (21,309)
                                                         --------
            NET ASSETS........................  100.0%   $119,597
                                                ======   ========
            NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER SHARE
            Primary A Shares:
            ($111,866,000/9,452,451 shares
             outstanding).............................     $11.83
                                                         ========
            Investor A Shares:
            ($5,386,000/455,445 shares outstanding)...     $11.83
                                                         ========
            Investor B Shares:
            ($2,195,000/185,403 shares
             outstanding) **..........................     $11.84
                                                         ========
            Investor C Shares:
            ($150,000/12,699 shares outstanding)......     $11.84
                                                         ========

-----------------------------------------------------------------
                                                          VALUE
                                                          (000)
            AT SEPTEMBER 30, 1998, NET ASSETS CONSIST
             OF:
            Paid-in capital...........................   $138,605
            Undistributed net investment income.......      1,510
            Accumulated net realized gain on
             investments sold, forward foreign
             currency contracts, foreign currencies
             and net other assets.....................      2,982
            Unrealized depreciation of investments,
             forward foreign currency contracts,
             foreign currencies and net other
             assets...................................    (23,500)
                                                         --------
            NET ASSETS                                   $119,597
                                                         ========

---------------

 (a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,722,000 and gross depreciation of $32,222,000 for Federal income tax purposes. At September 30, 1998, the aggregate cost of securities for Federal income tax purposes was $141,350,000.

 (b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. Represents cash collateral received from securities lending activity (Note 11).

  + Non-income producing security.

  * Amount represents less than $500.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Value Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

At September 30, 1998, sector diversification was as follows:

                                                              % OF NET           VALUE
                   SECTOR DIVERSIFICATION                      ASSETS            (000)
----------------------------------------------------------------------------------------
COMMON STOCKS:
Telecommunications..........................................    20.1%           $ 24,039
Multi-industry..............................................    11.0              13,156
Banking.....................................................    10.9              13,036
Food & household products...................................     8.0               9,568
Energy sources..............................................     7.4               8,850
Insurance...................................................     6.5               7,774
Electrical & electronics....................................     5.9               7,056
Beverages & tobacco.........................................     5.2               6,219
Other.......................................................    20.8              24,940
                                                               -----            --------
TOTAL COMMON STOCKS.........................................    95.8             114,638
INVESTMENT COMPANY..........................................    22.0              26,268
                                                               -----            --------
TOTAL INVESTMENTS...........................................   117.8             140,906
OTHER ASSETS AND LIABILITIES (NET)..........................  (17.8)             (21,309)
                                                               -----            --------
NET ASSETS..................................................   100.0%           $119,597
                                                               =====            ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Pacific Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                         VALUE
  SHARES                                                 (000)
----------------------------------------------------------------
             COMMON STOCKS -- 87.9%
             AUSTRALIA -- 33.6%
    41,643   AMP Ltd. +.............................    $    505
    49,000   Commonwealth Bank of Australia.........         580
   199,000   Foster's Brewing Group Ltd. ...........         434
   109,000   Goodman Fielder Ltd. ..................         143
    18,000   Lend Lease Corporation Ltd. ...........         384
    26,000   National Australia Bank Ltd. ..........         314
    38,000   News Corporation Ltd. (The)............         245
    55,292   Southern Pacific Petroleum NL +........          59
   188,000   TAB Ltd. +.............................         310
    18,000   Telstra Corporation Ltd., ADR..........       1,001
    39,000   Woodside Petroleum Ltd. ...............         204
                                                        --------
                                                           4,179
                                                        --------
             HONG KONG -- 29.7%
    66,000   Cheung Kong (Holdings) Ltd. ...........         306
   108,000   CLP Holdings Ltd. .....................         527
   209,000   Hong Kong Telecommunications Ltd. .....         411
   161,000   Hongkong Electric Holdings Ltd. .......         554
    28,000   HSBC Holdings PLC......................         513
   130,000   Hutchison Whampoa Ltd. ................         685
    60,000   Television Broadcasts Ltd. ............         153
   138,000   VTech Holdings Ltd. ...................         550
                                                        --------
                                                           3,699
                                                        --------
             INDONESIA -- 1.8%
    26,000   Gulf Indonesia Resources Ltd. .........         216
                                                        --------
             MALAYSIA -- 1.7%
    28,000   Malaysia International Shipping Berhad,
              Foreign Shares........................          23
    47,000   Petronas Gas Berhad....................          66
    33,000   Rothmans of Pall Mall (Malaysia)
              Berhad................................         118
                                                        --------
                                                             207
                                                        --------
             NEW ZEALAND -- 1.0%
    19,000   Telecom Corporation of
              New Zealand Ltd. .....................          73
    30,000   Telecom Corporation of
              New Zealand Ltd., IR Shares...........          53
                                                        --------
                                                             126
                                                        --------
             PHILIPPINES -- 1.5%
   103,000   Ayala Corporation, Class B.............          12
   300,000   Ayala Land Inc., Class B...............          44
     6,100   Philippine Long Distance Telephone
              Company...............................         128
                                                        --------
                                                             184
                                                        --------
             SINGAPORE -- 11.1%
    11,000   Creative Technology Ltd. +.............         101
    43,564   Singapore Press Holdings Ltd., Alien
              Shares................................         361
   326,073   Singapore Technologies Engineering
              Ltd. .................................         313
   241,000   Singapore Telecommunications Ltd. .....         403
    67,000   Venture Manufacturing
              (Singapore) Ltd. .....................         206
                                                        --------
                                                           1,384
                                                        --------

                                                         VALUE
  SHARES                                                 (000)
----------------------------------------------------------------
             SOUTH KOREA -- 3.2%
    13,000   Korea Electric Power Corporation ......    $    180
     4,700   Pohang Iron & Steel
              Company Ltd., ADR.....................          65
       800   Samsung Electronics....................          22
        77   Samsung Electronics, GDR 1/2 Vtg. ++...           1
    19,000   SK Telecom Company Ltd., ADR...........         134
                                                        --------
                                                             402
                                                        --------
             TAIWAN -- 2.9%
    16,640   ASE Test Ltd., GDR +...................         152
     9,840   Siliconware Precision Industries
              Company, GDR +........................          81
    10,150   Taiwan Semiconductor Manufacturing
              Company Ltd., ADR +...................         124
                                                        --------
                                                             357
                                                        --------
             THAILAND -- 1.4%
    20,000   PTT Exploration and Production Public
              Company Ltd., Alien Shares............         176
                                                        --------
             TOTAL COMMON STOCKS (Cost $11,930).....      10,930
                                                        --------
             INVESTMENT COMPANIES -- 15.8%
             TAIWAN -- 5.3%
    51,000   Taiwan American Fund Ltd. .............         663
                                                        --------
             UNITED STATES -- 10.5%
 1,309,113   Nations Cash Reserves (b)..............       1,309
                                                        --------
             TOTAL INVESTMENT COMPANIES
              (Cost $2,255).........................       1,972
                                                        --------

PRINCIPAL
  AMOUNT
  (000)
----------
             U.S. TREASURY OBLIGATION -- 5.0%
              (Cost $625)
USD    625   U.S. Treasury Bill, Discount Note,
              10/01/98..............................         625
                                                        --------
             CONVERTIBLE BOND -- 1.3%
              (Cost $163)
             SINGAPORE -- 1.3%
USD    180   Fullerton Global Corporation, Discount
              Note, 04/02/03........................         163
                                                        --------

  SHARES
----------
             WARRANTS -- 0.2%
             INDONESIA -- 0.0%#
   230,000   PT Bank Dagang Nasional Indonesia Tbk,
              Expire 02/14/20 + *...................           0
                                                        --------
             PHILIPPINES -- 0.2%
   118,000   Jollibee Foods Company, Expire
              03/25/03..............................          25
                                                        --------
             TOTAL WARRANTS (Cost $126).............          25
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Pacific Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

                                                         VALUE
  SHARES                                                 (000)
----------------------------------------------------------------
             RIGHTS -- 0.0%# (Cost $0)
             TAIWAN -- 0.0%#
        37   Asustek Computer Inc. + *..............    $      0
                                                        --------

              TOTAL INVESTMENTS
               (Cost $15,099(a))................  110.2%    13,715
              OTHER ASSETS AND
               LIABILITIES (NET)................  (10.2)
                                                  -----
              Cash.....................................        416
              Receivable for investments sold..........        232
              Receivable for forward foreign currency
               contracts...............................         85
              Dividends receivable.....................         70
              Receivable for Fund shares sold..........         23
              Unamortized organization costs...........         55
              Other assets.............................         61
              Collateral for securities loaned.........     (1,309)
              Payable for investments purchased........       (110)
              Payable for forward foreign currency
               contracts...............................        (98)
              Payable for Fund shares redeemed.........       (522)
              Investment advisory fee payable..........        (10)
              Administration fee payable...............         (1)
              Shareholder servicing and distribution
               fee payable.............................         (7)
              Accrued directors' fees payable..........        (31)
              Accrued expenses and other liabilities...       (126)
                                                          --------
              TOTAL OTHER ASSETS AND
               LIABILITIES (NET).......................     (1,272)
                                                          --------
              NET ASSETS........................  100.0%  $ 12,443
                                                  =====   ========
              NET ASSET VALUE, OFFERING AND REDEMPTION
               PRICE PER SHARE
              Primary A Shares:
              ($11,086,000/2,085,527 shares
               outstanding)............................      $5.32
                                                          ========
              Primary B Shares:
              ($10,000/1,851 shares outstanding).......      $5.32
                                                          ========
              Investor A Shares:
              ($497,000/93,736 shares outstanding).....      $5.30
                                                          ========
              Investor B Shares:
              ($819,000/155,033 shares
               outstanding) **.........................      $5.28
                                                          ========
              Investor C Shares:
              ($31,000/5,932 shares outstanding).......      $5.26
                                                          ========

                                                           VALUE
                                                           (000)
------------------------------------------------------------------
              AT SEPTEMBER 30, 1998, NET ASSETS CONSIST
               OF:
              Paid-in capital..........................   $ 58,076
              Distributions in excess of net investment
               income..................................       (203)
              Accumulated net realized loss on
               investments sold, forward foreign
               currency contracts, foreign currencies,
               futures and net other assets............    (44,025)
              Unrealized depreciation of investments,
               forward foreign currency contracts,
               foreign currencies, futures and net
               other assets............................     (1,405)
                                                          --------
              NET ASSETS                                  $ 12,443
                                                          ========

---------------

 (a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $765,000 and gross depreciation of $2,149,000 for Federal income tax purposes. At September 30, 1998, the aggregate cost of securities for Federal income tax purposes was $13,790,000.

 (b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. Represents cash collateral received from securities lending activity (Note 11).

  + Non-income producing security.

 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  # Amount represents less than 0.1%.

  * Amount represents less than $500.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Pacific Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

At September 30, 1998, sector diversification was as follows:

                                                              % OF NET           VALUE
                   SECTOR DIVERSIFICATION                      ASSETS            (000)
---------------------------------------------------------------------------------------
COMMON STOCKS:
Services....................................................    27.9%           $ 3,476
Finance.....................................................    21.3              2,645
Energy......................................................    15.9              1,973
Capital equipment...........................................    11.1              1,377
Consumer goods..............................................     5.6                698
Multi-industry..............................................     5.6                696
Materials...................................................     0.5                 65
                                                               -----            -------
TOTAL COMMON STOCKS.........................................    87.9             10,930
INVESTMENT COMPANIES........................................    15.8              1,972
U.S. TREASURY BILL..........................................     5.0                625
CONVERTIBLE BOND............................................     1.3                163
WARRANTS....................................................     0.2                 25
RIGHTS......................................................     0.0#                 0*
                                                               -----            -------
TOTAL INVESTMENTS...........................................   110.2             13,715
OTHER ASSETS AND LIABILITIES (NET)..........................  (10.2)             (1,272)
                                                               -----            -------
NET ASSETS..................................................   100.0%           $12,443
                                                               =====            =======

---------------

  # Amount represents less than 0.1%.

  * Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                         VALUE
    SHARES                                               (000)
----------------------------------------------------------------
                 COMMON STOCKS -- 80.1%
                 ARGENTINA -- 4.0%
       150,000   Astra Cia Argentina De Petroleo
                  SA................................    $    166
        11,000   Banco De Galicia y Buenos Aires SA
                  de CV, ADR .......................         174
        24,000   Perez Companc SA, ADR..............         195
        75,000   Siderca SA.........................          90
                                                        --------
                                                             625
                                                        --------
                 BRAZIL -- 6.6%
        11,700   Companhia Brasileira de
                  Distribuicao Grupo Pao de Acucar,
                  ADR...............................         153
        14,500   Companhia Energetica de Minas
                  Gerais, ADR (CEMIG)...............         334
         8,000   Telecomunicacoes Brasileiras SA,
                  ADR (Telebras)....................         552
                                                        --------
                                                           1,039
                                                        --------
                 CHILE -- 4.5%
        18,000   Cia de Telecomunicaciones de Chile
                  SA, ADR...........................         344
        17,500   Enersis SA, ADR....................         357
                                                        --------
                                                             701
                                                        --------
                 EGYPT -- 1.7%
        18,000   Suez Cement Company, GDR...........         269
                                                        --------
                 GREECE -- 8.7%
         4,500   Alpha Credit Bank..................         335
         6,000   Hellenic Bottling Company SA.......         148
        21,224   Hellenic Telecommunication
                  Organization SA (OTE).............         509
         8,000   National Bank Of Greece SA,
                  GDR +.............................         215
         5,000   STET Hellas Telecommunications SA,
                  ADR +.............................         155
                                                        --------
                                                           1,362
                                                        --------
                 HONG KONG -- 2.5%
        18,000   CLP Holdings Ltd. .................          88
        58,000   Hutchison Whampoa Ltd. ............         305
                                                        --------
                                                             393
                                                        --------
                 HUNGARY -- 4.1%
        13,000   Demaz Rt, GDR......................         156
        11,000   Magyar Tavkozlesi Rt, ADR
                  (Matav)...........................         238
        13,100   MOL Magyar Olaj-es Gazipari Rt,
                  GDR...............................         252
                                                        --------
                                                             646
                                                        --------
                 INDIA -- 4.8%
        70,000   Reliance Industries Ltd., GDR......         378
        35,000   Videsh Sanchar Nigam Ltd., GDR.....         385
                                                        --------
                                                             763
                                                        --------
                 ISRAEL -- 4.7%
       160,000   Bank Hapoalim +....................         391
       239,000   Bank Leumi Le-Israel...............         353
                                                        --------
                                                             744
                                                        --------
                 MALAYSIA -- 3.1%
       185,000   Berjaya Sports Toto Berhad.........         121
       200,000   Malaysia International Shipping
                  Berhad, Foreign Shares............         166
       150,000   Telekom Malaysia Berhad............         196
                                                        --------
                                                             483
                                                        --------

----------------------------------------------------------------
                                                         VALUE
    SHARES                                               (000)
                 MEXICO -- 13.8%
         6,000   ARA SA de CV, ADR + ++.............    $    122
        77,000   Carso Global Telecom, ADR..........         376
        23,000   Cifra SA de CV, ADR +..............         296
        21,500   Empresas ICA Sociedad Controladora
                  SA de CV, ADR +...................         126
        60,000   Grupo Carso SA de CV, ADR..........         360
       500,000   Grupo Corvi SA, UBL Shares.........          79
        18,000   Grupo Imsa SA de CV, ADR...........         176
         8,000   Grupo Televisa SA, GDR +...........         155
        90,000   Kimberly-Clark de Mexico SA de CV
                  'A'...............................         216
        15,500   Panamerican Beverages Inc., Class
                  A.................................         276
                                                        --------
                                                           2,182
                                                        --------
                 POLAND -- 1.2%
        18,000   Bank Handlowy W Warszawie..........         185
                                                        --------
                 PORTUGAL -- 4.5%
         7,000   Cimpor-Cimentos de Portugal, SGPS
                  SA................................         195
        13,500   Companhia de Seguros Mundial
                  Confianca SA +....................         278
         6,500   Portugal Telecom SA, ADR...........         234
                                                        --------
                                                             707
                                                        --------
                 SOUTH AFRICA -- 5.7%
        43,500   ABSA Group Ltd. ...................         158
        15,000   Liberty Life Association of Africa
                  Ltd. .............................         228
        11,500   Nedcor Ltd., GDR +.................         188
        23,000   Rembrandt Group Ltd. ..............         138
        12,500   South African Breweries Ltd. ......         188
                                                        --------
                                                             900
                                                        --------
                 SOUTH KOREA -- 4.9%
        35,000   LG Electronics.....................         286
        10,500   Samsung Electronics................         287
        27,000   SK Telecom Company Ltd., ADR.......         191
                                                        --------
                                                             764
                                                        --------
                 TAIWAN -- 4.0%
        35,000   Siliconware Precision Industries
                  Company, GDR +....................         289
        28,000   Taiwan Semiconductor Manufacturing
                  Company Ltd., ADR +...............         343
                                                        --------
                                                             632
                                                        --------
                 TURKEY -- 1.3%
    18,000,000   Yapi ve Kredi Bankasi AS...........         204
                                                        --------
                 TOTAL COMMON STOCKS
                  (Cost $19,032)....................      12,599
                                                        --------
                 INVESTMENT COMPANIES -- 26.0%
                 SAUDI ARABIA -- 2.3%
        55,000   The Saudi Arabia Investment
                  Fund +............................         358
                                                        --------
                 SUPRANATIONAL -- 0.8%
        10,000   East Europe Development Fund +.....         138
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                         VALUE
    SHARES                                               (000)
----------------------------------------------------------------
                 TAIWAN -- 3.2%
        53,000   Taiwan Index Fund..................    $    501
                                                        --------
                 TURKEY -- 0.5%
     5,200,000   Haci Omer Sabanci Holding AS.......          80
                                                        --------
                 UNITED STATES -- 19.2%
     3,005,739   Nations Cash Reserves (b)..........       3,006
                                                        --------
                 TOTAL INVESTMENT COMPANIES
                  (Cost $4,655).....................       4,083
                                                        --------
                 PREFERRED STOCKS -- 5.5%
                 BRAZIL -- 5.5%
    24,000,000   Banco Bradesco SA NPV..............         142
       540,000   Companhia Cervejaria Brahma NPV....         212
        14,500   Companhia Vale do Rio Doce, ADR....         212
     1,150,000   Petroleo Brasileiro SA NPV
                  (Petrobras).......................         118
     1,249,998   Telecomunicacoes de Sao Paulo SA
                  NPV (Telesp)......................         181
                                                        --------
                 TOTAL PREFERRED STOCKS
                  (Cost $1,338).....................         865
                                                        --------

  PRINCIPAL
    AMOUNT
    (000)
--------------
                 CONVERTIBLE BOND -- 3.0%
                  (Cost $526)
                 GERMANY -- 3.0%
DEM        800   Elektrim SA Conv.,
                  2.000% 05/30/04...................         467
                                                        --------
    SHARES
--------------
                 RIGHTS -- 0.0%#
                 BRAZIL -- 0.0%#
     2,902,850   Banco Bradesco SA NPV *............           0
                                                        --------
                 SOUTH KOREA -- 0.0%#
         1,156   Samsung Electronics................           7
                                                        --------
                 TOTAL RIGHTS
                  (Cost $0).........................           7
                                                        --------

                                                         VALUE
    SHARES                                               (000)
----------------------------------------------------------------
                 WARRANTS -- 0.0%#
                 BRAZIL -- 0.0%#
        59,969   Companhia Cervejaria Brahma,
                  Expire 04/30/03 +.................    $      2
         4,990   Companhia Cervejaria Brahma,
                  Preferred,
                  Expire 04/30/03 + *...............           0
                                                        --------
                 TOTAL WARRANTS
                  (Cost $3).........................           2
                                                        --------

                 TOTAL INVESTMENTS
                  (Cost $25,554 (a)).........  114.6%     18,023
                 OTHER ASSETS AND LIABILITIES
                  (NET)......................  (14.6)
                                               -----
                 Cash...............................          68
                 Receivable for investments sold....       4,377
                 Dividends and interest
                  receivable........................         144
                 Receivable for Fund shares sold....           1
                 Unamortized organization costs.....          51
                 Collateral for securities loaned...      (3,006)
                 Payable for forward foreign
                  currency contracts................        (595)
                 Payable for Fund shares redeemed...      (3,197)
                 Investment advisory fee payable....         (17)
                 Administration fee payable.........          (2)
                 Shareholder servicing and
                  distribution fee payable..........          (4)
                 Accrued directors' fees payable....         (35)
                 Accrued expenses and other
                  liabilities.......................         (75)
                                                        --------
                 TOTAL OTHER ASSETS AND LIABILITIES
                  (NET).............................      (2,290)
                                                        --------
                 NET ASSETS..................  100.0%   $ 15,733
                                               =====    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                         VALUE
                                                         (000)
----------------------------------------------------------------
                 NET ASSET VALUE, OFFERING AND
                  REDEMPTION PRICE PER SHARE
                 Primary A Shares:
                 ($14,649,000/2,282,589 shares
                  outstanding)......................       $6.42
                                                        ========
                 Primary B Shares:
                 ($11,000/1,751 shares
                  outstanding)......................       $6.38
                                                        ========
                 Investor A Shares:
                 ($345,000/54,027 shares
                  outstanding)......................       $6.38
                                                        ========
                 Investor B Shares:
                 ($668,000/105,757 shares
                  outstanding) **...................       $6.32
                                                        ========
                 Investor C Shares:
                 ($60,000/9,511 shares
                  outstanding)......................       $6.30
                                                        ========
                 AT SEPTEMBER 30, 1998, NET ASSETS
                  CONSIST OF:
                 Paid-in capital....................    $ 43,072
                 Distributions in excess of net
                  investment income.................        (852)
                 Accumulated net realized loss on
                  investments sold, forward foreign
                  currency contracts, foreign
                  currencies and net other assets...     (18,962)
                 Unrealized depreciation of
                  investments, forward foreign
                  currency contracts, foreign
                  currencies and net other assets...      (7,525)
                                                        --------
                 NET ASSETS                             $ 15,733
                                                        ========

---------------

 (a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $342,000 and gross depreciation of $7,873,000 for Federal income tax purposes. At September 30, 1998, the aggregate cost of securities for Federal income tax purposes was $22,548,000.

 (b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. Represents cash collateral received from securities lending activity (Note 11).

  + Non-income producing security.

 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

  # Amount represents less than 0.1%.

  * Amount represents less than $500.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

At September 30, 1998, sector diversification was as follows:

                                                              % OF NET            VALUE
                   SECTOR DIVERSIFICATION                      ASSETS             (000)
----------------------------------------------------------------------------------------
COMMON STOCKS:
Transportation..............................................     28.8%           $ 4,524
Manufacturing...............................................     20.4              3,212
Finance.....................................................     18.1              2,841
Wholesale trade.............................................      4.2                661
Construction................................................      3.3                526
Mining......................................................      2.7                418
Agriculture.................................................      1.4                223
Services....................................................      1.2                194
                                                                -----            -------
TOTAL COMMON STOCKS.........................................     80.1             12,599
INVESTMENT COMPANIES........................................     26.0              4,083
PREFERRED STOCKS............................................      5.5                865
CONVERTIBLE BOND............................................      3.0                467
RIGHTS......................................................      0.0#                 7
WARRANTS....................................................      0.0#                 2
                                                                -----            -------
TOTAL INVESTMENTS...........................................    114.6             18,023
OTHER ASSETS AND LIABILITIES (NET)..........................   (14.6)             (2,290)
                                                                -----            -------
NET ASSETS..................................................    100.0%           $15,733
                                                                =====            =======

---------------

# Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

Comprehensive Abbreviation Listing for all 09/30/98 Nations
International Stock Funds:

GENERAL ABBREVIATIONS:

ADR    American Depository Receipt
GDR    Global Depository Receipt

CURRENCY ABBREVIATIONS:

DEM    German Deutschmark
JPY    Japanese Yen

The following abbreviations are found in Note 5 in the Notes to Financial Statements:

ARS    Argentine Peso
AUD    Australian Dollar
ESP    Spanish Peseta
FRF    French Franc
GBP    British Pound
GRD    Greek Drachma
HKD    Hong Kong Dollar
ITL    Italian Lira
MXN    Mexican Peso
MYR    Malaysian Ringgit
NLG    Dutch Guilder
PHP    Philippine Peso
PLN    Polish Zlotty
PTE    Portuguese Escudo
TRL    Turkish Lira
TWD    Taiwan Dollar
ZAR    South African Rand

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998

                                                                             INTERNATIONAL VALUE
                                                                       -------------------------------
                                                                       FOR THE PERIOD   FOR THE PERIOD
                                                                        MAY 17, 1998     DECEMBER 1,
                                                                             TO            1997 TO
                                       INTERNATIONAL   INTERNATIONAL   SEPTEMBER 30,       MAY 17,       PACIFIC      EMERGING
                                          EQUITY          GROWTH            1998           1998(a)        GROWTH       MARKETS
                                             ------------------------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding
  taxes of $1,525, $231, $287, $93,
  $0, and $50, respectively).........    $   9,941       $  1,943         $  1,343             993       $    687     $    944
Interest.............................        1,258            831              127              97            118           21
Securities lending income............          685            232               77              --             33           51
                                         ---------       --------         --------         -------       --------     --------
    Total investment income..........       11,884          3,006            1,547           1,090            838        1,016
                                         ---------       --------         --------         -------       --------     --------
EXPENSES:
Investment advisory fee..............        3,967          1,480              480             330            167          289
Administration fee...................          440            165               47              26             19           27
Transfer agent fees..................          217             87               23              25             13           17
Custodian fees.......................          204            110               44               2             48           39
Legal and audit fees.................           39             26               15               8             18           20
Registration and filing fees.........           31             32               26              17             29           30
Directors' fees and expenses.........            8              3                1              --             12           16
Amortization of organization costs...           --             --               --              --             16           15
Other................................           45             81               22              11              7           13
                                         ---------       --------         --------         -------       --------     --------
    Subtotal.........................        4,951          1,984              658             419            329          466
Shareholder servicing and
  distribution fees:
  Primary B Shares...................           --             --               --              --             --           --
  Investor A Shares..................           16             30                4              11              1            1
  Investor B Shares..................          163              3                5              --              5            1
  Investor C Shares..................            5              2               --              --             --            5
                                         ---------       --------         --------         -------       --------     --------
    Total expenses...................        5,135          2,019              667             430            335          473
  Fees waived by investment advisor
    and/or distributor...............           --           (116)             (51)             (4)            --           --
                                         ---------       --------         --------         -------       --------     --------
NET INVESTMENT INCOME................        6,749          1,103              931             664            503          543
                                         ---------       --------         --------         -------       --------     --------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions..............       73,736         55,050            2,996           5,461        (12,419)     (10,577)
  Futures contracts..................          (39)            33               --                           (216)          --
  Forward foreign exchange contracts
    and foreign currency
    transactions.....................       (1,377)          (542)              --             (12)          (388)         (67)
                                         ---------       --------         --------         -------       --------     --------
Net realized gain/(loss) on
  investments........................       72,320         54,541            2,996           5,449        (13,023)     (10,644)
                                         ---------       --------         --------         -------       --------     --------
Change in unrealized
  appreciation/(depreciation) of:
  Securities.........................     (178,773)       (86,056)         (32,628)          5,638         (2,403)     (12,316)
  Futures contracts..................           --             --               --              --            (72)          --
  Forward foreign exchange contracts,
    foreign currencies, and other net
    assets...........................       (7,625)           207               --              --              1         (883)
                                         ---------       --------         --------         -------       --------     --------
Net change in unrealized
  appreciation/
  (depreciation) of investments......     (186,398)       (85,849)         (32,628)          5,638         (2,474)     (13,199)
                                         ---------       --------         --------         -------       --------     --------
Net realized and unrealized
  gain/(loss) on investments.........     (114,078)       (31,308)         (29,632)         11,087        (15,497)     (23,843)
                                         ---------       --------         --------         -------       --------     --------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........    $(107,329)      $(30,205)        $(28,701)        $11,751       $(14,994)    $(23,300)
                                         =========       ========         ========         =======       ========     ========

---------------

(a) Represents financial information for the Emerald International Equity Fund, which was reorganized into International Value on May 22, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

                                                                  INTERNATIONAL EQUITY               INTERNATIONAL GROWTH
                                                            --------------------------------   --------------------------------
                                                            SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                                09/30/98        YEAR ENDED         09/30/98        YEAR ENDED
                                                              (UNAUDITED)        03/31/98        (UNAUDITED)        03/31/98
                                                            -------------------------------------------------------------------
(IN THOUSANDS)
Net investment income.....................................     $   6,749        $    7,358        $   1,103         $   1,013
Net realized gain on investments..........................        72,320            28,467           54,541            10,453
Net change in unrealized appreciation/(depreciation) of
  investments.............................................      (186,398)          104,356          (85,849)            8,102
                                                               ---------        ----------        ---------         ---------
Net increase/(decrease) in net assets resulting from
  operations..............................................      (107,329)          140,181          (30,205)           19,568
Distributions to shareholders from net investment income:
  Primary A Shares........................................        (6,816)          (12,161)              --                --
  Primary B Shares........................................            --               (21)              --                --
  Investor A Shares.......................................           (97)             (135)              --                --
  Investor B Shares.......................................          (196)               --               --                --
  Investor C Shares.......................................            (6)               (7)              --                --
Distributions to shareholders in excess of net investment
  income:
  Primary A Shares........................................            --            (3,213)              --                --
  Primary B Shares........................................            --                (6)              --                --
  Investor A Shares.......................................            --               (36)              --                --
  Investor B Shares.......................................            --                --               --                --
  Investor C Shares.......................................            --                (2)              --                --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares........................................        (1,898)          (11,817)         (14,342)          (10,545)
  Primary B Shares........................................            --               (31)              --                --
  Investor A Shares.......................................           (26)             (166)          (1,436)             (474)
  Investor B Shares.......................................           (74)             (423)             (41)               (6)
  Investor C Shares.......................................            (2)              (14)             (26)              (10)
Net (decrease) in net assets from Fund share
  transactions............................................       (70,060)         (207,777)        (143,034)         (310,432)
                                                               ---------        ----------        ---------         ---------
Net (decrease) in net assets..............................      (186,504)          (95,628)        (189,084)         (301,899)
NET ASSETS:
Beginning of period.......................................       933,882         1,029,510          426,423           728,322
                                                               ---------        ----------        ---------         ---------
End of period.............................................     $ 747,378        $  933,882        $ 237,339         $ 426,423
                                                               =========        ==========        =========         =========
Distributions in excess of net investment income at end of
  period..................................................     $  (5,750)       $   (5,384)       $  (5,663)        $  (6,766)
                                                               =========        ==========        =========         =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

                                                                          INTERNATIONAL VALUE
                                                              -------------------------------------------
                                                              PERIOD ENDED
                                                                09/30/98      PERIOD ENDED    YEAR ENDED
                                                              (UNAUDITED)     05/15/98(a)     11/30/97(a)
                                                              -------------------------------------------
(IN THOUSANDS)
Net investment income.......................................    $    931        $    664        $   343
Net realized gain on investments............................       2,996           5,449          1,530
Change in unrealized appreciation/(depreciation) of
  investments...............................................     (32,628)          5,638          2,556
                                                                --------        --------        -------
Net increase/(decrease) in net assets resulting from
  operations................................................     (28,701)         11,751          4,429
Distributions to shareholders from net investment income:
  Primary A Shares..........................................          --              --           (335)
  Primary B Shares..........................................          --              --             --
  Investor A Shares.........................................          --              --             (5)
  Investor B Shares.........................................          --              --             --
  Investor C Shares.........................................          --              --             --
Distributions to shareholders in excess of net investment
  income:
  Primary A Shares..........................................          --              --            (57)
  Primary B Shares..........................................          --              --             --
  Investor A Shares.........................................          --              --            (15)
  Investor B Shares.........................................          --              --             --
  Investor C Shares.........................................          --              --             --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................      (5,566)         (1,210)           (43)
  Primary B Shares..........................................          --              --             --
  Investor A Shares.........................................        (240)            (96)            --
  Investor B Shares.........................................          --              --             --
  Investor C Shares.........................................          --              --             --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................      29,564          55,558         36,920
                                                                --------        --------        -------
Net increase in net assets..................................      (4,943)         66,003         40,894
NET ASSETS:
Beginning of period.........................................     124,540          58,537         17,643
                                                                --------        --------        -------
End of period...............................................    $119,597        $124,540        $58,537
                                                                ========        ========        =======
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................    $  1,510        $    579        $   (85)
                                                                ========        ========        =======

---------------
(a) Represents financial information for the Emerald International Equity Fund, which was reorganized into International Value on May 22, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

                                                                 PACIFIC GROWTH                   EMERGING MARKETS
                                                         ------------------------------    ------------------------------
                                                         SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                             09/30/98        YEAR ENDED        09/30/98        YEAR ENDED
                                                           (UNAUDITED)        03/31/98       (UNAUDITED)        03/31/98
                                                         ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income..................................      $    503         $    910       $       543        $    303
Net realized (loss) on investments.....................       (13,023)         (24,859)          (10,644)         (8,221)
Change in unrealized (depreciation) of investments.....        (2,474)          (8,490)          (13,199)         (2,211)
                                                             --------         --------       -----------        --------
Net (decrease) in net assets resulting from
  operations...........................................       (14,994)         (32,439)          (23,300)        (10,129)
Distributions to shareholders from net investment
  income:
  Primary A Shares.....................................            --           (2,135)             (437)           (728)
  Primary B Shares.....................................            --               (5)               (0)*            (1)
  Investor A Shares....................................            --              (34)               (4)             (7)
  Investor B Shares....................................            --               (5)               (1)             (0)*
  Investor C Shares....................................            --               (1)               (5)             (1)
Net increase/(decrease) in net assets from Fund share
  transactions.........................................       (29,108)         (37,290)          (36,546)          7,489
                                                             --------         --------       -----------        --------
Net (decrease) in net assets...........................       (44,102)         (71,909)          (60,293)         (3,377)
NET ASSETS:
Beginning of period....................................        56,545          128,454            76,026          79,403
                                                             --------         --------       -----------        --------
End of period..........................................      $ 12,443         $ 56,545       $    15,733        $ 76,026
                                                             ========         ========       ===========        ========
Distributions in excess of net investment income at end
  of period............................................      $   (203)        $   (706)      $      (852)       $   (948)
                                                             ========         ========       ===========        ========

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                                            INTERNATIONAL EQUITY
                                                                  SIX MONTHS ENDED
                                                                 SEPTEMBER 30, 1998          YEAR ENDED
                                                                    (UNAUDITED)            MARCH 31, 1998
                                                                --------------------    --------------------
                                                                SHARES      DOLLARS     SHARES      DOLLARS
                                                                --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................      7,987    $ 118,224     16,262    $ 225,114
  Issued as reinvestment of dividends.......................        183        1,525        652        8,725
  Redeemed..................................................    (12,677)    (185,120)   (31,547)    (431,169)
                                                                -------    ---------    -------    ---------
  Net (decrease)............................................     (4,507)   $ (65,371)   (14,633)   $(197,330)
                                                                =======    =========    =======    =========
PRIMARY B SHARES:
  Sold......................................................         --    $      --         42    $     589
  Issued as reinvestment of dividends.......................         --           --          3           39
  Redeemed..................................................         (2)         (25)      (465)      (6,273)
                                                                -------    ---------    -------    ---------
  Net (decrease)............................................         (2)   $     (25)      (420)   $  (5,645)
                                                                =======    =========    =======    =========
INVESTOR A SHARES:
  Sold......................................................      1,245    $  17,715      2,454    $  33,606
  Issued as reinvestment of dividends.......................          8          112         23          295
  Redeemed..................................................     (1,399)     (19,951)    (2,284)     (31,594)
                                                                -------    ---------    -------    ---------
  Net increase/(decrease)...................................       (146)   $  (2,124)       193    $   2,307
                                                                =======    =========    =======    =========
INVESTOR B SHARES:
  Sold......................................................         68    $     980        108    $   1,475
  Issued as reinvestment of dividends.......................         18          258         32          414
  Redeemed..................................................       (264)      (3,745)      (657)      (8,842)
                                                                -------    ---------    -------    ---------
  Net (decrease)............................................       (178)   $  (2,507)      (517)   $  (6,953)
                                                                =======    =========    =======    =========
INVESTOR C SHARES:
  Sold......................................................         23    $     329         57    $     755
  Issued as reinvestment of dividends.......................          1            8          2           22
  Redeemed..................................................        (27)        (370)       (71)        (932)
                                                                -------    ---------    -------    ---------
  Net (decrease)............................................         (3)   $     (33)       (12)   $    (155)
                                                                =======    =========    =======    =========
  Total net (decrease)......................................     (4,836)   $ (70,060)   (15,389)   $(207,776)
                                                                =======    =========    =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                  INTERNATIONAL GROWTH
                                                             SIX MONTHS ENDED
                                                            SEPTEMBER 30, 1998         PERIOD ENDED           PERIOD ENDED
                                                               (UNAUDITED)          MARCH 31, 1998(b)        MAY 16, 1997(a)
                                                           --------------------    --------------------    -------------------
                                                           SHARES      DOLLARS     SHARES      DOLLARS     SHARES     DOLLARS
                                                           -------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold.................................................     1,290     $  24,887      3,038    $  53,329      8,260    $142,214
  Issued as reinvestment of dividends..................        --            --        407        7,111        755      13,088
  Redeemed.............................................    (8,817)     (167,978)   (20,833)    (367,654)    (4,945)    (85,373)
                                                           ------     ---------    -------    ---------    -------    --------
  Net increase/(decrease)..............................    (7,527)    $(143,091)   (17,388)   $(307,214)     4,070    $ 69,929
                                                           ======     =========    =======    =========    =======    ========
INVESTOR A SHARES:
  Sold.................................................       702     $  12,931        361    $   6,487         32    $    546
  Issued as reinvestment of dividends..................        --            --         17          288         27         471
  Redeemed.............................................      (710)      (13,080)      (574)     (10,349)      (177)     (3,088)
                                                           ------     ---------    -------    ---------    -------    --------
  Net (decrease).......................................        (8)    $    (149)      (196)   $  (3,574)      (118)   $ (2,071)
                                                           ======     =========    =======    =========    =======    ========
INVESTOR B SHARES:
  Sold.................................................        13     $     241         27    $     485         24    $    405
  Issued as reinvestment of dividends..................        --            --         --            6          1          11
  Redeemed.............................................        (2)          (38)       (31)        (582)        (5)        (77)
                                                           ------     ---------    -------    ---------    -------    --------
  Net increase/(decrease)..............................        11     $     203         (4)   $     (91)        20    $    339
                                                           ======     =========    =======    =========    =======    ========
INVESTOR C SHARES:
  Sold.................................................         1     $      26         30    $     550         --    $     --
  Issued as reinvestment of dividends..................        --            --         --            8         --          --
  Redeemed.............................................        (1)          (23)        (6)        (111)        --          --
                                                           ------     ---------    -------    ---------    -------    --------
  Net increase.........................................        --     $       3         24    $     447         --          --
                                                           ======     =========    =======    =========    =======    ========
  Total net increase/(decrease)........................    (7,524)    $(143,034)   (17,564)   $(310,432)     3,972    $ 68,197
                                                           ======     =========    =======    =========    =======    ========

---------------
(a) Represents financial information for the Pilot International Equity Fund, which was reorganized into International Growth Fund on May 23, 1997.

(b) International Growth Investor C Shares commenced operations on September 19, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                INTERNATIONAL VALUE
                                                            PERIOD ENDED
                                                       SEPTEMBER 30, 1998(b)        PERIOD ENDED             YEAR ENDED
                                                            (UNAUDITED)            MAY 15, 1998(a)      NOVEMBER 30, 1997(a)
                                                       ----------------------    -------------------    ---------------------
                                                       SHARES        DOLLARS     SHARES      DOLLARS    SHARES        DOLLARS
                                                       ----------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold...............................................  2,319         $ 55,022    4,183       $64,837    3,256         $41,549
  Issued as reinvestment of dividends................     --               --       34           451        2              24
  Redeemed...........................................   (778)         (29,434)    (650)       (9,773)    (688)         (8,726)
                                                       -----         --------    -----       -------    -----         -------
  Net increase.......................................  1,541         $ 25,588    3,567       $55,515    2,570         $32,847
                                                       =====         ========    =====       =======    =====         =======
INVESTOR A SHARES:
  Sold...............................................    177         $  4,537      110       $ 1,552      370         $ 4,813
  Issued as reinvestment of dividends................     --               --        7            98        0*              1
  Redeemed...........................................    (69)          (3,307)    (110)       (1,607)     (55)           (740)
                                                       -----         --------    -----       -------    -----         -------
  Net increase.......................................    108         $  1,230        7       $    43      315         $ 4,074
                                                       =====         ========    =====       =======    =====         =======
INVESTOR B SHARES:
  Sold...............................................    188         $  2,615       --       $    --       --         $    --
  Issued as reinvestment of dividends................     --               --       --            --       --              --
  Redeemed...........................................     (3)             (37)      --            --       --              --
                                                       -----         --------    -----       -------    -----         -------
  Net increase.......................................    185         $  2,578       --       $    --       --         $    --
                                                       =====         ========    =====       =======    =====         =======
INVESTOR C SHARES:
  Sold...............................................     15         $    193       --       $    --       --         $    --
  Issued as reinvestment of dividends................     --               --       --            --       --              --
  Redeemed...........................................     (2)             (25)      --            --       --              --
                                                       -----         --------    -----       -------    -----         -------
  Net increase.......................................     13         $    168       --       $    --       --         $    --
                                                       =====         ========    =====       =======    =====         =======
  Total net increase.................................  1,847         $ 29,564    3,574       $55,558    2,885         $36,921
                                                       =====         ========    =====       =======    =====         =======

---------------
(a) Represents financial information for the Emerald International Equity Fund, which was reorganized into the International Value Fund on May 22, 1998.

(b) International Value's Investor B and Investor C Shares commenced operations on May 28, 1998 and June 15, 1998, respectively.

 * Amount represents less than 500 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                            PACIFIC GROWTH
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1998
                                                              --------------------    ------------------
                                                              SHARES      DOLLARS     SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    294       $  1,747    5,065     $ 48,259
  Issued as reinvestment of dividends.......................     --             --       69          634
  Redeemed..................................................  (5,684)      (30,660)   (9,468)    (83,858)
                                                              ------      --------    ------    --------
  Net (decrease)............................................  (5,390)     $(28,913)   (4,334)   $(34,965)
                                                              ======      ========    ======    ========
PRIMARY B SHARES:
  Sold......................................................     --       $     --       12     $    131
  Issued as reinvestment of dividends.......................     --             --       --            4
  Redeemed..................................................     (2)            (9)     (68)        (609)
                                                              ------      --------    ------    --------
  Net (decrease)............................................     (2)      $     (9)     (56)    $   (474)
                                                              ======      ========    ======    ========
INVESTOR A SHARES:
  Sold......................................................     20       $    112    2,478     $ 25,161
  Issued as reinvestment of dividends.......................     --             --        3           30
  Redeemed..................................................    (46)          (267)   (2,600)    (26,398)
                                                              ------      --------    ------    --------
  Net (decrease)............................................    (26)      $   (155)    (119)    $ (1,207)
                                                              ======      ========    ======    ========
INVESTOR B SHARES:
  Sold......................................................     19       $    129       17     $    140
  Issued as reinvestment of dividends.......................     --             --        1            5
  Redeemed..................................................    (28)          (161)     (83)        (755)
                                                              ------      --------    ------    --------
  Net (decrease)............................................     (9)      $    (32)     (65)    $   (610)
                                                              ======      ========    ======    ========
INVESTOR C SHARES:
  Sold......................................................      0*      $      1        1     $     10
  Issued as reinvestment of dividends.......................     --             --       --            1
  Redeemed..................................................     --             --       (5)         (45)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................     --       $      1       (4)    $    (34)
                                                              ======      ========    ======    ========
  Total net increase/(decrease).............................  (5,427)     $(29,108)   (4,578)   $(37,290)
                                                              ======      ========    ======    ========

---------------
* Amount represents less than 500 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                            EMERGING MARKETS
                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1998         YEAR ENDED
                                                                   (UNAUDITED)           MARCH 31, 1998
                                                               --------------------    ------------------
                                                               SHARES      DOLLARS     SHARES    DOLLARS
                                                               ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     244       $  2,111    3,664     $ 43,349
  Issued as reinvestment of dividends.......................      18            155       18          217
  Redeemed..................................................   (4,940)      (38,482)   (3,424)    (35,666)
                                                               ------      --------    ------    --------
  Net increase/(decrease)...................................   (4,678)     $(36,216)     258     $  7,900
                                                               ======      ========    ======    ========
PRIMARY B SHARES:
  Sold......................................................      --       $     --       18     $    213
  Issued as reinvestment of dividends.......................      --             --        0*           1
  Redeemed..................................................      (2)           (11)     (41)        (447)
                                                               ------      --------    ------    --------
  Net (decrease)............................................      (2)      $    (11)     (23)    $   (233)
                                                               ======      ========    ======    ========
INVESTOR A SHARES:
  Sold......................................................       9       $     83      172     $  1,807
  Issued as reinvestment of dividends.......................       0*             3        1            7
  Redeemed..................................................     (17)          (165)    (189)      (1,949)
                                                               ------      --------    ------    --------
  Net (decrease)............................................      (8)      $    (79)     (16)    $   (135)
                                                               ======      ========    ======    ========
INVESTOR B SHARES:
  Sold......................................................      12       $    113       22     $    245
  Issued as reinvestment of dividends.......................       0*             6       --           --
  Redeemed..................................................     (26)          (233)     (36)        (370)
                                                               ------      --------    ------    --------
  Net (decrease)............................................     (14)      $   (114)     (14)    $   (125)
                                                               ======      ========    ======    ========
INVESTOR C SHARES:
  Sold......................................................       4       $     44       10     $    106
  Issued as reinvestment of dividends.......................       0*             1        0*           1
  Redeemed..................................................     (23)          (171)      (2)         (25)
                                                               ------      --------    ------    --------
  Net increase/(decrease)...................................     (19)      $   (126)       8     $     82
                                                               ======      ========    ======    ========
  Total net increase/(decrease).............................   (4,721)     $(36,546)     213     $  7,489
                                                               ======      ========    ======    ========

---------------
* Amount represents less than 500 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                       NET ASSET       NET        NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                         VALUE      INVESTMENT   AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF
                                       BEGINNING     INCOME/     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT   NET INVESTMENT
                                       OF PERIOD      (LOSS)      INVESTMENTS     FROM OPERATIONS     INCOME         INCOME
                                       ----------------------------------------------------------------------------------------
INTERNATIONAL EQUITY:
PRIMARY A SHARES
Six months ended 09/30/1998 # +++....    $14.81       $ 0.11         $(1.93)          $(1.82)         $(0.12)        $   --
Year ended 03/31/1998 #..............     13.13         0.11           1.95             2.06           (0.17)         (0.05)
Year ended 03/31/1997 #..............     13.50         0.08           0.11             0.19           (0.11)         (0.00)***
Period ended 03/31/1996 (a) #........     11.75         0.07           1.80             1.87           (0.06)         (0.04)
Year ended 05/31/1995 #..............     12.06         0.14          (0.20)           (0.06)          (0.03)            --
Year ended 05/31/1994 #..............     10.60         0.09           1.44             1.53           (0.05)            --
Year ended 05/31/1993 #..............     10.40         0.09           0.21             0.30           (0.08)            --
PRIMARY B SHARES
Six months ended 09/30/1998 # +++....    $14.80       $ 0.07         $(1.91)          $(1.84)         $(0.10)        $   --
Year ended 03/31/1998 #..............     13.11         0.04           1.91             1.95           (0.08)         (0.02)
Period ended 03/31/1997 * #..........     13.65         0.01          (0.09)(b)        (0.08)          (0.01)         (0.00)***
INVESTOR A SHARES
Six months ended 09/30/1998 # +++....    $14.67       $ 0.09         $(1.89)          $(1.80)         $(0.11)        $   --
Year ended 03/31/1998 #..............     13.01         0.07           1.94             2.01           (0.15)         (0.04)
Year ended 03/31/1997 #..............     13.39         0.05           0.11             0.16           (0.09)         (0.00)***
Period ended 03/31/1996 (a) #........     11.67         0.04           1.78             1.82           (0.04)         (0.04)
Year ended 05/31/1995 #..............     12.00         0.11          (0.20)           (0.09)          (0.02)            --
Year ended 05/31/1994 #..............     10.56         0.06           1.44             1.50           (0.04)            --
Period ended 05/31/1993 * #..........     10.38         0.07           0.21             0.28           (0.08)            --
INVESTOR B SHARES
Six months ended 09/30/1998 # +++....    $14.56       $ 0.04         $(1.90)          $(1.86)         $(0.09)        $   --
Year ended 03/31/1998 #..............     12.83        (0.03)          1.92             1.89              --             --
Year ended 03/31/1997 #..............     13.27        (0.05)          0.10             0.05           (0.04)         (0.00)***
Period ended 03/31/1996 (a) #........     11.56        (0.02)          1.78             1.76              --          (0.03)
Year ended 05/31/1995 #..............     11.96         0.05          (0.22)           (0.17)          (0.01)            --
Period ended 05/31/1994 * #..........     10.51        (0.00)***       1.51             1.51           (0.04)            --
INVESTOR C SHARES
Six months ended 09/30/1998 # +++....    $14.34       $ 0.04         $(1.86)          $(1.82)         $(0.09)        $   --
Year ended 03/31/1998 #..............     12.74        (0.01)          1.89             1.88           (0.10)         (0.02)
Year ended 03/31/1997 #..............     13.13         0.02           0.10             0.12           (0.06)         (0.00)***
Period ended 03/31/1996 (a) #........     11.45        (0.03)          1.75             1.72              --          (0.02)
Year ended 05/31/1995 #..............     11.86         0.02          (0.21)           (0.19)             --             --
Year ended 05/31/1994 #..............     10.49        (0.03)          1.43             1.40           (0.01)            --
Period ended 05/31/1993 * #..........     10.10         0.00***        0.48             0.48           (0.07)            --


                                       DISTRIBUTIONS
                                         FROM NET
                                         REALIZED
                                       CAPITAL GAINS
                                       -------------
INTERNATIONAL EQUITY:
PRIMARY A SHARES
Six months ended 09/30/1998 # +++....     $(0.03)
Year ended 03/31/1998 #..............      (0.16)
Year ended 03/31/1997 #..............      (0.42)
Period ended 03/31/1996 (a) #........      (0.02)
Year ended 05/31/1995 #..............      (0.12)
Year ended 05/31/1994 #..............      (0.02)
Year ended 05/31/1993 #..............      (0.02)
PRIMARY B SHARES
Six months ended 09/30/1998 # +++....     $(0.03)
Year ended 03/31/1998 #..............      (0.16)
Period ended 03/31/1997 * #..........      (0.42)
INVESTOR A SHARES
Six months ended 09/30/1998 # +++....     $(0.03)
Year ended 03/31/1998 #..............      (0.16)
Year ended 03/31/1997 #..............      (0.42)
Period ended 03/31/1996 (a) #........      (0.02)
Year ended 05/31/1995 #..............      (0.12)
Year ended 05/31/1994 #..............      (0.02)
Period ended 05/31/1993 * #..........      (0.02)
INVESTOR B SHARES
Six months ended 09/30/1998 # +++....     $(0.03)
Year ended 03/31/1998 #..............      (0.16)
Year ended 03/31/1997 #..............      (0.42)
Period ended 03/31/1996 (a) #........      (0.02)
Year ended 05/31/1995 #..............      (0.12)
Period ended 05/31/1994 * #..........      (0.02)
INVESTOR C SHARES
Six months ended 09/30/1998 # +++....     $(0.03)
Year ended 03/31/1998 #..............      (0.16)
Year ended 03/31/1997 #..............      (0.42)
Period ended 03/31/1996 (a) #........      (0.02)
Year ended 05/31/1995 #..............      (0.12)
Year ended 05/31/1994 #..............      (0.02)
Period ended 05/31/1993 * #..........      (0.02)

---------------

  *  International Equity Primary A, Primary B, Investor A,
     Investor B and Investor C Shares commenced operations on
     December 2, 1991, June 28, 1996, June 3, 1992, June 7, 1993
     and June 17, 1992, respectively.
 **  Amount represents less than $500.00.
***  Amount represents less than $0.01 per share.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
  # Per share net investment income/(loss) has been calculated using the monthly average shares method.
 ##  Amount represents less than 0.01%.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b) The amount shown at this caption for each share outstanding throughout the period may not accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                         ----------------------------------------------------------
                                                                                                           OPERATING
    DISTRIBUTIONS       TOTAL       NET ASSET               NET ASSETS                                     EXPENSES
    IN EXCESS OF      DIVIDENDS       VALUE                   END OF                                    WITHOUT WAIVERS   PORTFOLIO
    NET REALIZED         AND         END OF       TOTAL       PERIOD      OPERATING    NET INVESTMENT       AND/OR        TURNOVER
    CAPITAL GAINS   DISTRIBUTIONS    PERIOD     RETURN ++     (000)       EXPENSES     INCOME/(LOSS)    REIMBURSEMENTS      RATE
-----------------------------------------------------------------------------------------------------------------------------------
       $   --          $(0.15)       $12.84      (12.41)%    $709,523        1.12%+         1.57%+           1.12%+          71%
           --           (0.38)        14.81       16.06       885,329        1.14           0.76             1.14            64
        (0.03)          (0.56)        13.13        1.32       976,855        1.16           0.62             1.16            36
           --           (0.12)        13.50       16.01       849,731        1.17+          0.65+           1.18+            26
        (0.10)          (0.25)        11.75       (0.46)      572,940        1.03           1.17             1.04            92
           --           (0.07)        12.06       14.37       401,559        1.17           0.75             1.18            39
           --           (0.10)        10.60        3.14       118,873        1.30           1.03             1.32            41
       $   --          $(0.13)       $12.83      (12.59)%    $      0**      1.62%+         1.07%+           1.72%+          71%
           --           (0.26)        14.80       15.09            25        1.64           0.26             1.64            64
        (0.03)          (0.46)        13.11       (0.66)        5,526        1.66+          0.12+            1.66+           36
       $   --          $(0.14)       $12.73      (12.44)%    $  9,836        1.37%+         1.32%+           1.37%+          71%
           --           (0.35)        14.67       15.77        13,477        1.39           0.51             1.39            64
        (0.03)          (0.54)        13.01        1.08         9,443        1.41           0.37             1.41            36
           --           (0.10)        13.39       15.66         7,643        1.42+          0.40+            1.43+           26
        (0.10)          (0.24)        11.67       (0.69)        4,877        1.28           0.92             1.29            92
           --           (0.06)        12.00       14.00         3,219        1.42           0.50             1.43            39
           --           (0.10)        10.56        2.91           839        1.55+          0.78+            1.62+           41
       $   --          $(0.12)       $12.58      (12.89)%    $ 27,251        2.12%+         0.57%+           2.12%+          71%
           --           (0.16)        14.56       14.93        34,119        2.14          (0.24)            2.14            64
        (0.03)          (0.49)        12.83        0.28        36,698        2.16          (0.38)            2.16            36
           --           (0.05)        13.27       15.25        40,426        1.99+         (0.17)+           2.00+           26
        (0.10)          (0.23)        11.56       (1.30)       31,372        1.78           0.42             1.79            92
           --           (0.06)        11.96       14.32        17,349        1.92+         (0.00)+##         1.93+           39
       $   --          $(0.12)       $12.40      (12.81)%    $    768        2.12%+         0.57%+           2.12%+          71%
           --           (0.28)        14.34       15.05           933        1.97          (0.07)            1.97            64
        (0.03)          (0.51)        12.74        0.77           988        1.66           0.12             1.66            36
           --           (0.04)        13.13       15.09           652        2.09+         (0.27)+          2.10+            26
        (0.10)          (0.22)        11.45       (1.56)          495        2.03           0.17             2.04            92
           --           (0.03)        11.86       13.21           339        2.17          (0.25)            2.18            39
           --           (0.09)        10.49        4.97           200        2.30+          0.03+            2.32+           41

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                      NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                        VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                      BEGINNING    INVESTMENT      GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT     REALIZED
                                      OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   FROM OPERATIONS     INCOME     CAPITAL GAINS
                                      -----------------------------------------------------------------------------------------
INTERNATIONAL GROWTH:
PRIMARY A SHARES *
Six months ended 09/30/1998 # +++...   $19.42        $ 0.06           $(2.30)          $(2.24)         $   --        $(0.73)
Period ended 03/31/1998 #...........    18.43          0.03             1.30             1.33              --         (0.34)
Period ended 05/16/1997.............    17.05          0.05             1.84             1.89           (0.17)        (0.34)
Year ended 08/31/1996...............    16.24          0.18             1.48             1.66           (0.46)        (0.39)
Year ended 08/31/1995 #.............    16.34          0.13             0.17             0.30           (0.11)        (0.29)
Year ended 08/31/1994 #.............    14.14          0.11             2.24             2.35              --         (0.15)
Period ended 08/31/1993 # (a).......    13.15         (0.01)            1.00             0.99              --            --
INVESTOR A SHARES *
Six months ended 09/30/1998 # +++...   $19.21        $ 0.04           $(2.27)          $(2.23)         $   --        $(0.73)
Period ended 03/31/1998 #...........    18.27         (0.01)            1.29             1.28              --         (0.34)
Period ended 05/16/1997.............    16.90         (0.05)            1.90             1.85           (0.14)        (0.34)
Year ended 08/31/1996...............    16.14          0.04             1.57             1.61           (0.46)        (0.39)
Year ended 08/31/1995 #.............    16.29          0.08             0.17             0.25           (0.11)        (0.29)
Year ended 08/31/1994 #.............    14.13          0.07             2.24             2.31              --         (0.15)
Period ended 08/31/1993 # (b).......    11.85          0.02             2.26             2.28              --            --
INVESTOR B SHARES *
Six months ended 09/30/1998 # +++...   $19.11        $(0.03)          $(2.26)          $(2.29)         $   --        $(0.73)
Period ended 03/31/1998 #...........    18.32         (0.11)            1.24             1.13              --         (0.34)
Period ended 05/16/1997.............    17.04         (0.05)            1.79             1.74           (0.12)        (0.34)
Period ended 08/31/1996 (c).........    17.54            --            (0.50)           (0.50)             --            --
INVESTOR C SHARES **
Six months ended 09/30/1998 # +++...   $19.42        $(0.03)          $(2.22)          $(2.25)             --        $(0.73)
Period ended 03/31/1998 #...........    18.49         (0.09)            1.36             1.27              --         (0.34)

---------------

  *  The financial information for the fiscal periods through May
     23, 1997 reflect the financial information for the Pilot
     International Equity Fund's Pilot Shares, Class A Shares and
     Class B Shares, which were reorganized into the Primary A
     Shares, Investor A Shares and Investor B Shares, respectively, as of May 23, 1997.
 ** International Growth Investor C Shares commenced operations on September 19, 1997.
(a)  Shares were initially issued on July 26, 1993.
(b)  Prior to a tax-free reorganization into Pilot Administration
     Shares (subsequently renamed Class A Shares) effective July
     12, 1993, the Pilot Kleinwort Benson International Equity
     Portfolio (subsequently renamed the Pilot International
     Equity Fund) was a separate portfolio of Kleinwort Benson
     Investment Strategies known as Kleinwort Benson
     International Equity Fund. The predecessor portfolio had a December 31 year end.
(c)  Shares were initially issued on July 1, 1996.
(d) Excludes transfer of assets effective August 6, 1993 from a collective trust for which Boatmen's Trust Company served as Trustee.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
  # Per share net investment income/(loss) has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                     --------------------------------------------------------
                                                                                     OPERATING
                NET ASSET               NET ASSETS                                   EXPENSES
    TOTAL         VALUE                   END OF                                  WITHOUT WAIVERS   PORTFOLIO
DIVIDENDS AND    END OF       TOTAL       PERIOD     OPERATING   NET INVESTMENT       AND/OR        TURNOVER
DISTRIBUTIONS    PERIOD     RETURN ++     (000)      EXPENSES    INCOME/(LOSS)    REIMBURSEMENTS      RATE
-------------------------------------------------------------------------------------------------------------
   $(0.73)       $16.45      (12.26)%    $215,887      1.14%+         0.69%+           1.21%+           6%
    (0.34)        19.42        7.39       401,105      1.15+          0.21+            1.17+           11
    (0.51)        18.43       11.28       701,033      1.18+          0.47+            1.18+           34
    (0.85)        17.05       10.64       579,019      1.08           0.69             1.08            22
    (0.40)        16.24        2.08       363,212      1.18           0.82             1.18            36
    (0.15)        16.34       16.75       307,561      1.12           0.75             1.12            35
       --         14.14        7.53       195,548      1.31+         (0.56)+           1.31+           27(d)
   $(0.73)       $16.25      (12.44)%    $ 20,461      1.39%+         0.44%+           1.46%+           6%
    (0.34)        19.21        7.18        24,353      1.40+         (0.04)+           1.42+           11
    (0.48)        18.27       11.14        26,730      1.42+          0.29+            1.42+           34
    (0.85)        16.90       10.40        26,730      1.32           0.48             1.32            22
    (0.40)        16.14        1.77        27,625      1.42           0.50             1.42            36
    (0.15)        16.29       16.48        44,990      1.37           0.48             1.37            35
       --         14.13       19.24        55,816      2.17+          0.25+            2.17+           27(d)
   $(0.73)       $16.09      (12.69)%    $    595      2.14%+        (0.31)%+          2.21%+           6%
    (0.34)        19.11        6.34           500      2.15+         (0.79)+           2.17+           11
    (0.46)        18.32       10.37           560      2.18+         (0.61)+           2.18+           34
       --         17.04       (2.85)          184      2.06+         (0.32)+           2.06+           22
   $(0.73)       $16.44      (12.37)%    $    396      2.14%+        (0.31)%+          2.21%+           6%
    (0.34)        19.42        7.04           465      2.15+         (0.79)+           2.17+           11

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                         NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                           VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF
                                         BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT   NET INVESTMENT
                                         OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME         INCOME
                                         ---------------------------------------------------------------------------------------
INTERNATIONAL VALUE:
PRIMARY A SHARES *
Period ended 09/30/1998 # +++..........   $15.53       $0.12          $(3.10)          $(2.98)         $   --         $   --
Period ended 05/15/1998................    13.17        0.09            2.56             2.65              --             --
Year ended 11/30/1997..................    11.29        0.09            1.91             2.00           (0.09)         (0.01)
Period ended 11/30/1996 ***............    10.00        0.06            1.29             1.35           (0.06)            --
INVESTOR A SHARES *
Period ended 09/30/1998 # +++..........   $15.44       $0.10          $(2.99)          $(2.89)         $   --         $   --
Period ended 05/15/1998................    13.13        0.08            2.52             2.60              --             --
Year ended 11/30/1997..................    11.29        0.01            1.91             1.92           (0.01)         (0.05)
Period ended 11/30/1996 ***............    10.00        0.04            1.31             1.35           (0.04)            --
INVESTOR B SHARES **
Period ended 09/30/1998 # +++..........   $14.33       $0.05          $(2.54)          $(2.49)         $   --         $   --
INVESTOR C SHARES **
Period ended 09/30/1998 # +++..........   $13.33       $0.05          $(1.54)          $(1.49)         $   --         $   --

---------------

  *  The financial information for the fiscal periods through May
     15, 1998 reflect the financial information for the Emerald
     International Equity Fund's Institutional Shares and Retail
     Shares, which were reorganized into the Primary A Shares and Investor A Shares, respectively, as of May 15, 1998.
 **  Commencement of operations for Investor B Shares and
     Investor C Shares was May 28, 1998 and June 15, 1998, respectively.
***  Commencement of operations was December 27, 1995.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
  # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                     -------------------------------------------------------
                                                                                                    OPERATING
                                                                                                     EXPENSES
DISTRIBUTIONS       TOTAL       NET ASSET               NET ASSETS                                   WITHOUT
  FROM NET        DIVIDENDS       VALUE                   END OF                                     WAIVERS       PORTFOLIO
  REALIZED           AND         END OF       TOTAL       PERIOD     OPERATING   NET INVESTMENT       AND/OR       TURNOVER
CAPITAL GAINS   DISTRIBUTIONS    PERIOD     RETURN ++     (000)      EXPENSES        INCOME       REIMBURSEMENTS     RATE
----------------------------------------------------------------------------------------------------------------------------
   $(0.72)         $(0.72)       $11.83       (21.54)%   $111,866       1.27%+        1.85%+           1.37%+         22%
    (0.29)          (0.29)        15.53        20.54      119,412       1.25+         2.05+            1.26+          88
    (0.02)          (0.12)        13.17        17.75       54,277       1.21          0.89             1.21           29
       --           (0.06)        11.29        13.47       17,528       0.00+         1.99+            3.46+          50
   $(0.72)         $(0.72)       $11.83       (21.11)%   $  5,386       1.52+         1.60%+           1.62%+         22%
    (0.29)          (0.29)        15.44        20.22        5,128       1.81+         1.21+            1.82+          88
    (0.02)          (0.08)        13.13        17.11        4,259       1.73          0.26             1.93           29
    (0.02)          (0.06)        11.29        13.54          115       0.00+         1.83+           57.40+          50
   $   --          $   --        $11.84       (17.38)%   $  2,195       2.27%+        0.85%+           2.37%+         22%
   $   --          $   --        $11.84       (11.18)%   $    150       2.27%+        0.85%+           2.37%+         22%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                          NET ASSET      NET        NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                            VALUE     INVESTMENT   AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF
                                          BEGINNING    INCOME/      GAINS/(LOSS)    NET ASSET VALUE   INVESTMENT   NET INVESTMENT
                                          OF PERIOD     (LOSS)     ON INVESTMENTS   FROM OPERATIONS     INCOME         INCOME
                                          ---------------------------------------------------------------------------------------
PACIFIC GROWTH:
PRIMARY A SHARES
Six months ended 09/30/1998 # +++.......   $ 7.28       $ 0.09*        $(2.05)          $(1.96)         $   --         $   --
Year ended 03/31/1998 #.................    10.41         0.09          (3.01)           (2.92)          (0.21)            --
Year ended 03/31/1997...................    10.24         0.04           0.19             0.23           (0.03)         (0.03)
Period ended 03/31/1996 ** #............    10.00        (0.02)          0.29             0.27              --          (0.03)
PRIMARY B SHARES
Six months ended 09/30/1998 # +++.......   $ 7.31       $ 0.07         $(2.06)          $(1.99)         $   --         $   --
Year ended 03/31/1998 #.................    10.39         0.05          (3.01)           (2.96)          (0.12)            --
Year ended 03/31/1997 **................    10.34         0.01           0.07             0.08           (0.02)         (0.01)
INVESTOR A SHARES
Six months ended 09/30/1998 # +++.......   $ 7.29       $ 0.08         $(2.07)          $(1.99)         $   --         $   --
Year ended 03/31/1998 #.................    10.37         0.07          (2.98)           (2.91)          (0.17)            --
Year ended 03/31/1997...................    10.23         0.00*          0.19             0.19           (0.03)         (0.02)
Period ended 03/31/1996 ** #............    10.00        (0.04)          0.29             0.25              --          (0.02)
INVESTOR B SHARES
Six months ended 09/30/1998 # +++.......   $ 7.28       $ 0.05         $(2.05)          $(2.00)         $   --         $   --
Year ended 03/31/1998 #.................    10.30        (0.01)         (2.98)           (2.99)          (0.03)            --
Year ended 03/31/1997...................    10.18        (0.05)          0.19             0.14           (0.01)         (0.01)
Period ended 03/31/1996 ** #............    10.00        (0.10)          0.29             0.19              --          (0.01)
INVESTOR C SHARES
Six months ended 09/30/1998 # +++.......   $ 7.24       $ 0.05         $(2.03)          $(1.98)         $   --         $   --
Year ended 03/31/1998 #.................    10.34         0.01          (2.98)           (2.97)          (0.13)            --
Year ended 03/31/1997...................    10.20         0.00*          0.14             0.14              --             --
Period ended 03/31/1996 ** #............    10.00        (0.09)          0.29             0.20              --             --

---------------

  *  Amount represents less than $0.01 per share.
 **  Pacific Growth Primary A, Investor A, Investor B and
     Investor C Shares commenced operations on June 30, 1995.
     Pacific Growth Primary B Shares commenced operations on June
     28, 1996.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
  # Per share net investment income/(loss) has been calculated using the monthly average shares method.
(a)  Operating expenses without waiver was 2.37% for the period.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                    NET ASSET               NET ASSETS   ----------------------------------------------
        TOTAL         VALUE                   END OF                                         PORTFOLIO
    DIVIDENDS AND    END OF       TOTAL       PERIOD      OPERATING      NET INVESTMENT      TURNOVER
    DISTRIBUTIONS    PERIOD     RETURN ++     (000)        EXPENSES       INCOME/(LOSS)        RATE
-------------------------------------------------------------------------------------------------------
       $   --        $ 5.32      (26.92)%    $ 11,086        1.77%+          2.74%+              37%
        (0.21)         7.28      (28.35)       54,409        1.37            0.94               123
        (0.06)        10.41        2.18       122,887        1.42            0.39                78
        (0.03)        10.24        2.66        95,210        1.76+          (0.27)+              23
       $   --        $ 5.32      (27.22)%    $     10       2.27%+(a)        2.24%+              37%
        (0.12)         7.31      (28.77)           27        1.87            0.44               123
        (0.03)        10.39        0.75           618        1.92+          (0.11)+              78
       $   --        $ 5.30      (27.10)%    $    497        2.02%+          2.49%+              37%
        (0.17)         7.29      (28.59)          871        1.62            0.69               123
        (0.05)        10.37        1.86         2,480        1.67            0.14                78
        (0.02)        10.23        2.52         1,375        2.01+          (0.52)+              23
       $   --        $ 5.28      (27.47)%    $    819        2.77%+          1.74%+              37%
        (0.03)         7.28      (29.04)        1,196        2.37           (0.06)              123
        (0.02)        10.30        1.18         2,367        2.42           (0.61)               78
        (0.01)        10.18        1.88         2,324        2.76+          (1.27)+              23
       $   --        $ 5.26      (27.45)%    $     31        2.77%+          1.74%+              37%
        (0.13)         7.24      (28.91)           42        2.20            0.11               123
           --         10.34        1.57           102        1.92           (0.11)               78
           --         10.20        2.00            60        2.65+          (1.16)+              23

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                      NET ASSET       NET        NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                        VALUE      INVESTMENT   AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF
                                      BEGINNING     INCOME/      GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT   NET INVESTMENT
                                      OF PERIOD      (LOSS)      INVESTMENTS     FROM OPERATIONS     INCOME         INCOME
                                      ----------------------------------------------------------------------------------------
EMERGING MARKETS:
PRIMARY A SHARES Six months ended
09/30/1998 # +++.....................   $10.60       $ 0.10         $(4.21)          $(4.11)         $(0.07)        $   --
Year ended 03/31/1998 #..............    11.41         0.04          (0.76)           (0.72)          (0.09)            --
Year ended 03/31/1997 #..............    10.34         0.01           1.21             1.22           (0.02)         (0.07)
Period ended 03/31/1996 * #..........    10.00        (0.03)          0.37             0.34              --           0.00**
PRIMARY B SHARES
Six months ended 09/30/1998 # +++....   $10.57       $ 0.08         $(4.21)          $(4.13)         $(0.06)        $   --
Year ended 03/31/1998 #..............    11.40        (0.02)         (0.75)           (0.77)          (0.06)            --
Period ended 03/31/1997 * #..........    10.71        (0.04)          0.82             0.78           (0.01)         (0.02)
INVESTOR A SHARES
Six months ended 09/30/1998 # +++....   $10.57       $ 0.08         $(4.21)          $(4.13)         $(0.06)        $   --
Year ended 03/31/1998 #..............    11.39         0.01          (0.75)           (0.74)          (0.08)            --
Year ended 03/31/1997 #..............    10.32        (0.01)          1.21             1.20           (0.02)         (0.05)
Period ended 03/31/1996 * #..........    10.00        (0.05)          0.37             0.32              --             --
INVESTOR B SHARES
Six months ended 09/30/1998 # +++....   $10.49       $ 0.05         $(4.17)          $(4.12)         $(0.05)            --
Year ended 03/31/1998 #..............    11.31        (0.07)         (0.75)           (0.82)             --             --
Year ended 03/31/1997 #..............    10.26        (0.09)          1.20             1.11              --             --
Period ended 03/31/1996 * #..........    10.00        (0.11)          0.37             0.26              --             --
INVESTOR C SHARES
Six months ended 09/30/1998 # +++....   $10.47       $ 0.05         $(4.17)          $(4.12)         $(0.05)        $   --
Year ended 03/31/1998 #..............    11.34        (0.05)         (0.75)           (0.80)          (0.07)            --
Year ended 03/31/1997 #..............    10.27        (0.04)          1.20             1.16           (0.01)         (0.02)
Period ended 03/31/1996 * #..........    10.00        (0.10)          0.37             0.27              --             --


                                       DISTRIBUTIONS
                                         FROM NET
                                         REALIZED
                                       CAPITAL GAINS
                                       -------------
EMERGING MARKETS:
PRIMARY A SHARES Six months ended
09/30/1998 # +++.....................     $   --
Year ended 03/31/1998 #..............         --
Year ended 03/31/1997 #..............      (0.06)
Period ended 03/31/1996 * #..........         --
PRIMARY B SHARES
Six months ended 09/30/1998 # +++....     $   --
Year ended 03/31/1998 #..............         --
Period ended 03/31/1997 * #..........      (0.06)
INVESTOR A SHARES
Six months ended 09/30/1998 # +++....     $   --
Year ended 03/31/1998 #..............         --
Year ended 03/31/1997 #..............      (0.06)
Period ended 03/31/1996 * #..........         --
INVESTOR B SHARES
Six months ended 09/30/1998 # +++....     $   --
Year ended 03/31/1998 #..............         --
Year ended 03/31/1997 #..............      (0.06)
Period ended 03/31/1996 * #..........         --
INVESTOR C SHARES
Six months ended 09/30/1998 # +++....     $   --
Year ended 03/31/1998 #..............         --
Year ended 03/31/1997 #..............      (0.06)
Period ended 03/31/1996 * #..........         --

---------------

  *  Emerging Market Primary A, Investor A, Investor B and
     Investor C Shares commenced operations on June 30, 1995.
     Emerging Market Primary B Shares commenced operations on
     June 28, 1996.
 **  Amount represents less than $0.01 per share.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
  # Per share net investment income/(loss) has been calculated using the monthly average shares method.
(a)  Operating expenses without waiver was 2.37% for the period.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
        TOTAL                                     NET ASSETS   -----------------------------------------------
      DIVIDENDS       NET ASSET                     END OF                                         PORTFOLIO
         AND            VALUE          TOTAL        PERIOD      OPERATING      NET INVESTMENT       TURNOVER
    DISTRIBUTIONS   END OF PERIOD    RETURN ++      (000)        EXPENSES       INCOME/(LOSS)         RATE
--------------------------------------------------------------------------------------------------------------
       $(0.07)         $ 6.42         (38.86)%     $14,649         1.77%+            2.09%+            19%
        (0.09)          10.60          (6.39)       73,797         1.57              0.36              63
        (0.15)          11.41          11.97        76,483         1.74              0.13              31
         0.00**         10.34           3.42        47,560         2.13+            (0.38)+            17
       $(0.06)         $ 6.38         (39.04)%     $    11         2.27%+(a)         1.59%+            19%
        (0.06)          10.57          (6.80)           37         2.07             (0.14)             63
        (0.09)          11.40           7.34           301         2.24+            (0.37)+            31
       $(0.06)         $ 6.38         (39.01)%     $   345         2.02%+            1.84%+            19%
        (0.08)          10.57          (6.60)          652         1.82              0.11              63
        (0.13)          11.39          11.74           894         1.99             (0.12)             31
           --           10.32           3.20           477         2.38+            (0.63)+            17
       $(0.05)         $ 6.32         (39.24)%     $   668         2.77%+            1.09%+            19%
           --           10.49          (7.25)        1,247         2.57             (0.64)             63
        (0.06)          11.31          10.88         1,499         2.74             (0.87)             31
           --           10.26           2.60         1,209         3.13+            (1.38)+            17
       $(0.05)         $ 6.30         (39.22)%     $    60         2.77%+            1.09%+            19%
        (0.07)          10.47          (7.17)          293         2.40             (0.47)             63
        (0.09)          11.34          11.34           226         2.24             (0.37)             31
           --           10.27           2.70            23         3.02+            (1.27)+            17

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc. ("Nations Portfolios") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 1998, the Company offered nine separate portfolios and Nations Portfolios offered three separate portfolios. These financial statements pertain to the international stock portfolios of the Company and Nations Portfolios (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Company and Nations Portfolios are presented under separate cover. The Funds currently offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Equity securities traded on a recognized exchange or on NASDAQ are valued at the last sales price on the exchange or market on which such securities are primarily traded. Securities traded over-the-counter are valued at the closing bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued by one or more market makers. Debt obligations are valued by an independent pricing service approved by the Directors. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Securities for which market quotations are not readily available and certain other assets are valued by the investment advisor under the supervision of the respective Board of Directors. Short-term investments that mature in sixty days or less are valued at amortized cost.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately stated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward Foreign Currency Transactions: Generally, a Fund may enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; and (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

fluctuations in the underlying prices of the Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Net Assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Federal Income Tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to shareholders. Therefore, no provision is made for Federal income or excise taxes.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Securities Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on the accrual basis. Dividend income is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: Distributions from net investment income, if any, for the Funds are declared and paid each calendar quarter. These distributions are recorded on ex-date. Each Fund will distribute net realized capital gains (including net short-term capital gains) annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

Expenses: General expenses of the Company or Nations Portfolios are allocated to the Funds based upon relative net assets. Expenses directly attributable to a Fund or a class of shares are charged to such Fund or class. Expenses not directly attributable to any class of shares are prorated based on the relative net assets of each class. The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on a straight-line basis over a period of five years from commencement of operations.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Company and Nations Portfolios has entered into an investment advisory agreement (the "Investment Advisory Agreements") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under these Investment Advisory Agreements, NBAI is entitled to receive an advisory fee calculated daily and payable monthly based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                          ANNUAL
                                                           RATE
                                                          ------
International Equity, International Growth and Pacific
 Growth.................................................   0.90%
International Value.....................................   1.00
Emerging Markets........................................   1.10

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Each of the Company and Nations Portfolios has entered into a sub-advisory agreement (the "Sub-Advisory Agreements") with NBAI and Gartmore Global Partners ("Gartmore"). Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly-owned subsidiary of NationsBank, and Gartmore U.S. Ltd., an indirect wholly-owned subsidiary of Gartmore Investment Management PLC ("Gartmore PLC"), which is a United Kingdom ("U.K.") holding company for a leading U.K. based international fund management group of companies. National Westminster Bank PLC and its affiliated entities own 100% of the equity of Gartmore PLC.

Under the Sub-Advisory Agreements, Gartmore is entitled to receive a sub-advisory fee from NBAI at the following annual rates of each Funds' average daily net assets:

                                                          ANNUAL
                                                           RATE
                                                          ------
International Equity and Pacific Growth.................   0.70%
International Growth....................................   0.40
Emerging Markets........................................   0.85

The Company has, on behalf of International Value, entered into a sub-advisory agreement with NBAI and Brandes Investment Partners, L.P. ("Brandes"), whereby Brandes is entitled to a fee from NBAI at the annual rate of 0.50% of International Value's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Company and Nations Portfolios. First Data Investor Services Group Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as co-administrator. Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Fund. NBAI is the sub-administrator of the Company and Nations Portfolios. For the six months ended September 30, 1998, Stephens earned $263,000 from the Funds for its administration services, of which $70,000 was paid to NBAI for its services as sub-administrator.

The investment advisor, sub-advisor, administrator and co-administrator may, from time to time, voluntarily reduce their fees payable by each Fund. For the period ended September 30, 1998, the fee waivers were as follows:

                                                      FEES WAIVED
                                                      BY ADVISOR
                                                      -----------
International Growth................................   $116,000
International Value.................................   $ 51,000

The Bank of New York ("BNY") acts as custodian of the Funds' assets. First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas, N.A. ("NationsBank of Texas") served as the sub-transfer agent for the Primary Shares of the Funds until it merged into NationsBank on May 6, 1998. NationsBank began serving as sub-transfer agent for the Primary Shares of the Funds on that date and is providing the same services as were previously provided by NationsBank of Texas. For the six months ended September 30, 1998, NationsBank of Texas and NationsBank earned approximately $2,000 and $9,000, respectively, for providing such services.

Stephens serves as the distributor of the Funds' shares. For the six months ended September 30, 1998, the Funds were informed that the distributor received $44,000 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees was paid to affiliates of NationsBank and NBAI.

The Company and Nations Portfolios pay each unaffiliated Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Company and Nations Portfolios also reimburse expenses incurred by each unaffiliated Director in attending such meetings.

The Company's and Nations Portfolio's eligible Directors may participate in non-qualified deferred compensation and retirement plans, which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, another portfolio of the Company. The expense for the deferred compensation and

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

retirement plans is included in "Directors' fees and expenses" in the Statements of Operations.

The Funds placed a portion of their portfolio transactions with firms that could be deemed to be affiliates of Gartmore plc.

International Value has made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Institutional Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the period ended September 30, 1998, International Value earned $127,000 from such investments.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which NationsBank has either sole or joint investment discretion.

On September 30, 1998, NationsBank Corporation, the parent company of NationsBank, merged with BankAmerica Corporation.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Company and Nations Portfolios each have adopted a shareholder administration plan for Primary B Shares of each Fund and shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. The administration plan permits the Funds to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, permit the Funds to compensate or reimburse the distributor (and for Investor A shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets set from time to time by the Board of Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of NationsBank and NBAI.

At September 30, 1998, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                            PLAN
                                            CURRENT RATE    LIMIT
                                            ---------------------
Primary B Administration Plan.............       0.50%      0.60%
Investor A Shareholder Servicing and
 Distribution Plan........................       0.25       0.25
Investor B and Investor C Shareholder
 Servicing Plans..........................       0.25       0.25
Investor B and Investor C
 Distribution Plan........................       0.75       0.75

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the period ended September 30, 1998 were as follows:

                                           PURCHASES     SALES
                                             (000)       (000)
                                           ---------------------
International Equity.....................  $585,520     $685,614
International Growth.....................    18,461      204,157
International Value......................   156,255       21,163
Pacific Growth...........................    12,918       41,418
Emerging Markets.........................     9,391       45,150

There were no purchases or sales of long-term U.S. government securities for the period ended September 30, 1998.

5.  FORWARD FOREIGN CURRENCY CONTRACTS

Under the terms of the forward foreign currency contracts open at September 30, 1998, the following Funds are obligated to deliver currency in exchange for U.S. dollars as indicated in the table:

                                                IN      NET UNREALIZED
                         LOCAL      VALUE    EXCHANGE    APPRECIATION
                       CURRENCY    IN USD    FOR USD     OF CONTRACT
    MATURITY DATE        (000)      (000)     (000)         (000)
----------------------------------------------------------------------
International Equity
 10/02/98    FRF         89,025    $15,898   $15,855         $43
 10/01/98   DEM          13,933     8,344      8,275          69
 10/02/98    ITL       6,145,989    3,723      3,704          19
 10/01/98    ESP        436,437     3,075      3,062          13
 10/01/98    PTE        333,368     1,947      1,937          10
Pacific Growth
 10/05/98   AUD             166        98         98          --

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                IN      NET UNREALIZED
                         LOCAL      VALUE    EXCHANGE    APPRECIATION
                       CURRENCY    IN USD    FOR USD     OF CONTRACT
    MATURITY DATE        (000)      (000)     (000)         (000)
----------------------------------------------------------------------
Emerging Markets
 10/06/98    ZAR            956       163        163          --
 10/02/98   GRD          44,424       155        154           1
 10/02/98   DEM             145        88         87           1
 10/06/98    PTE         10,588        63         62           1
 10/05/98   HKD             396        52         51           1
 10/05/98    PLN            147        41         40           1
 10/05/98    ARS             20        20         20          --
 10/01/98    TRL       3,251,081       13         12           1
 10/02/98   MXN              57         6          6          --

Under the terms of the forward foreign currency contracts open at September 30, 1998, the following Funds are entitled to receive currency in exchange for U.S. dollars as indicated in the table:

                                                        NET UNREALIZED
                                                IN      APPRECIATION/
                         LOCAL      VALUE    EXCHANGE   (DEPRECIATION)
                       CURRENCY    IN USD    FOR USD     OF CONTRACT
    MATURITY DATE        (000)      (000)     (000)         (000)
----------------------------------------------------------------------
International Equity
 10/02/98   NLG          16,289    $8,649    $ 8,633         $(16)
 10/05/98    GBP          3,967     6,744      6,764           20
 10/01/98   DEM           9,664     5,787      5,745          (42)
 10/01/98    ESP         23,412       165        163           (2)
 10/01/98   TWD              53         2          2           --
Pacific Growth
 11/11/98   MYR             113        25         29            4
 10/05/98   HKD             212        27         28            1
 10/05/98    PHP          1,205        27         28            1

6.  FUTURES CONTRACTS

At September 30, 1998, the following Fund had futures contracts open:

                                   AGGREGATE
                        NUMBER       FACE                       UNREALIZED
                          OF         VALUE      EXPIRATION    (DEPRECIATION)
      SECURITY         CONTRACTS     (000)         DATE           (000)
----------------------------------------------------------------------------
Pacific Growth
 MSCI Taiwan
   Index (a).........     24          628      October 1998        (15)

---------------
(a) Cash of $625,000 has been segregated at the broker at September 30, 1998 as collateral for open futures contracts.

7.  CAPITAL STOCK

As of September 30, 1998, 420,000,000,000 shares of $.001 par value capital stock were authorized for the Company and 150,000,000,000 shares of $.001 par value capital stock were authorized for Nations Portfolios. The Company's and Nations Portfolios' Articles of Incorporation authorize the Boards of Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

8.  FOREIGN SECURITIES

Each Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

9.  PRINCIPAL SHAREHOLDERS

At September 30, 1998, shareholders holding more than 10% of shares outstanding were as follows:

                                 NUMBER OF         % OF TOTAL
             FUND               SHAREHOLDERS   SHARES OUTSTANDING
-----------------------------------------------------------------
International Value...........       1                 36%

10.  LINE OF CREDIT

The Company and Nations Portfolios participate in an uncommitted line of credit provided by BNY under an agreement (the "Agreement") dated July 10, 1998. Advances under the Agreement are taken primarily for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the Federal funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

At September 30, 1998, there were no loans outstanding under this Agreement. For the six

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

months ended September 30, 1998, borrowing by the Funds under the Agreement was as follows:

                         AVERAGE                   AVERAGE    AVERAGE
                         AMOUNT       AVERAGE       DEBT      INTEREST
        FUND           OUTSTANDING     SHARES     PER SHARE     RATE
----------------------------------------------------------------------
International
 Growth..............   $765,000     17,784,974     $0.04       5.87%
Pacific Growth.......     27,000      5,939,666      0.00(a)    6.27
Emerging
 Markets.............     71,000      5,605,036      0.01       6.06

---------------
(a) Amount represents less than $0.01 per share

The average amount outstanding was calculated based on daily balances in the period.

11.  LENDING OF PORTFOLIO SECURITIES

Under an agreement with BNY, the Funds can lend their portfolio securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash in an amount at least equal to the market value of the securities on loan. The cash collateral received is invested in Nations Cash Reserves, a portfolio of Nations Institutional Reserves. A portion of the income generated by the investment of collateral, net of any rebate paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

At September 30, 1998 the following Funds had securities on loan:

                                   MARKET VALUE OF
                                       LOANED         MARKET VALUE
              FUND                   SECURITIES       OF COLLATERAL
-------------------------------------------------------------------
International Equity............     $93,735,000      $103,291,000
International Growth............      21,151,000        23,758,000
International Value.............      20,784,000        23,056,000
Pacific Growth..................       1,226,000         1,309,000
Emerging Markets................       2,766,000         3,006,000

12.  CAPITAL LOSS CARRYFORWARD

At September 30, 1998, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

           FUND                2004         2005          2006
-----------------------------------------------------------------
Pacific Growth.............  $103,000    $3,865,000    $8,012,000
Emerging Markets...........        --            --     3,825,000

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 1998, the following Funds elected to defer losses occurring between November 1, 1997 and March 31, 1998 under these rules:

                                          POST-OCTOBER CAPITAL
                                               SHORT-TERM
                  FUND                       LOSS DEFERRAL
--------------------------------------------------------------
Pacific Growth..........................      $18,406,000
Emerging Markets........................        4,493,000

13.  REORGANIZATIONS

On May 23, 1997, the International Growth Fund, a newly established portfolio, acquired the assets and certain liabilities of the Pilot International Equity Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of the International Growth Fund in an amount equal to the outstanding shares of the Pilot International Equity Fund. The financial statements of the International Growth Fund reflect the historical financial results of the Pilot International Equity Fund prior to the reorganization. Additionally, the fiscal year-end of the Pilot International Equity Fund for reporting purposes was changed to coincide with that of the Company.

On May 22, 1998, the International Value Fund, a newly established portfolio, acquired the assets and liabilities of the Emerald International Equity Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of the International Value Fund in an amount equal to the outstanding shares of the Emerald International Equity Fund. The financial statements of the International Value Fund reflect the historical financial results of the Emerald International Equity Fund prior to the reorganization. Additionally, the fiscal year-end of

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

the Emerald International Equity Fund for reporting purposes was changed to coincide with that of the Company.

14.  SUBSEQUENT EVENTS

On November 5, 1998, the Boards of Directors of each of the Company and Nations Portfolios approved changes in the Funds' administration arrangements whereby NBAI and Stephens will each serve as co-administrators for the Funds, and Bank of New York will serve as sub-administrator. These changes, which will become effective for the Funds in the first quarter of 1999, will reflect an increase in the overall administration fees paid by the Funds.

NATIONS FUNDS
--------------------------------------------------------------------------------
   TAX INFORMATION(UNAUDITED)

For the tax year ended October 31, 1998, the amount of long-term capital gain designated by International Value Fund was $4,050,602.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [BACKGROUND GRAPHIC DEPICTING BASKETS]

                                                                 --------------
[NATIONS FUNDS LOGO]                                                BULK RATE
P.O. BOX 32602                                                    U.S. POSTAGE
CHARLOTTE, NC 28234-4602                                              PAID
TOLL FREE 1-800-982-2271                                          N READING, MA
                                                                 PERMIT NO. 105
                                                                 --------------




SAR3 97495 9/98